UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                               ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                          New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                         Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.
INFRACAP REIT PREFERRED ETF
ISECTORS® POST-MPT GROWTH ETF
VIRTUS CUMBERLAND MUNICIPAL BOND ETF
VIRTUS GLOVISTA EMERGING MARKETS ETF
VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF
VIRTUS LIFESCI BIOTECH PRODUCTS ETF
VIRTUS NEWFLEET MULTI-SECTOR BOND ETF
VIRTUS WMC GLOBAL FACTOR OPPORTUNITIES ETF
INFRACAP MLP ETF

SEMI-ANNUAL REPORT

April 30, 2018

Shareholder Letter

April 30, 2018 (unaudited)

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2018.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•	InfraCap REIT Preferred ETF (PFFR)
•	iSectors® Post-MPT Growth ETF (PMPT)
•	Virtus Cumberland Municipal Bond ETF (CUMB)
•	Virtus Glovista Emerging Markets ETF (EMEM)
•	Virtus LifeSci Biotech Clinical Trials ETF (BBC)
•	Virtus LifeSci Biotech Products ETF (BBP)
•	Virtus Newfleet Multi-Sector Bond ETF (NFLT)
•	Virtus WMC Global Factor Opportunities ETF (VGFO)
•	InfraCap MLP ETF (AMZA)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.
Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2018 (unaudited)
Asset Allocation as of 04/30/2018 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	74.7%
Financials	22.3%
Money Market Fund	3.0%
Liabilities in Excess of Other Assets	(0.00)%*
Total	100.0%

*     Amount rounds to less than 0.05%.

iSectors® Post-MPT Growth ETF
Equity Funds	69.6%
Debt Fund	29.6%
Money Market Fund	0.9%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Virtus Cumberland Municipal Bond ETF
Municipal Bonds	97.8%
Money Market Fund	1.4%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

Virtus Glovista Emerging Markets ETF
Common Stocks	91.9%
Exchange Traded Fund	3.4%
Preferred Stocks	1.0%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities	3.2%
Total	100.0%

Portfolio Composition (continued)

April 30, 2018 (unaudited)

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	99.7%
Money Market Funds	14.4%
Liabilities in Excess of Other Assets	(14.1)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.6%
Money Market Funds	22.0%
Liabilities in Excess of Other Assets	(21.6)%
Total	100.0%

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	37.2%
Foreign Bonds	29.0%
Mortgage Backed Securities	12.5%
Term Loans	12.4%
Asset Backed Securities	6.4%
Money Market Fund	1.9%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

Portfolio Composition (continued)

April 30, 2018 (unaudited)

Virtus WMC Global Factor Opportunities ETF
Financials	21.7%
Information Technology	18.1%
Consumer Discretionary	12.6%
Health Care	11.6%
Energy	10.5%
Industrials	9.1%
Materials	5.1%
Consumer Staples	5.0%
Utilities	2.1%
Telecommunication Services	1.9%
Real Estate	1.7%
Money Market Fund	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

InfraCap MLP ETF
Energy	123.6%
Equity Fund	0.4%
Purchased Call Options	0.1%
Money Market Fund	0.0%*
Debt Funds	(1.0)%
Commodity Funds	(5.5)%
Written Options	(1.8)%
Liabilities in Excess of Other Assets	(15.8)%
Total	100.0%

*    Amount rounds to less than 0.05%.

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2017 to April 30, 2018), except as noted in footnotes below.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/18	Annualized Expense Ratios(2)	Expenses Paid During the Period
InfraCap REIT Preferred ETF
Actual	$1000.00	$957.60	0.45%	$2.18(3)
Hypothetical(1)	$1000.00	$1,022.56	0.45%	$2.26(4)
iSectors® Post-MPT Growth ETF
Actual	$1000.00	$989.30	0.75%	$3.70(3)
Hypothetical(1)	$1000.00	$1,021.08	0.75%	$3.76(4)
Virtus Cumberland Municipal Bond ETF
Actual	$1000.00	$990.00	0.59%	$2.91(3)
Hypothetical(1)	$1000.00	$1,021.87	0.59%	$2.96(4)
Virtus Glovista Emerging Markets ETF
Actual	$1000.00	$1,021.80	0.65%	$3.11(5)
Hypothetical(1)	$1000.00	$1,020.62	0.65%	$3.26(4)
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1000.00	$1,129.20	0.79%	$4.17(3)
Hypothetical(1)	$1000.00	$1,020.88	0.79%	$3.96(4)
Virtus LifeSci Biotech Products ETF
Actual	$1000.00	$1,025.30	0.79%	$3.97(3)
Hypothetical(1)	$1000.00	$1,020.88	0.79%	$3.96(4)
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1000.00	$987.50	0.80%	$3.94(3)
Hypothetical(1)	$1000.00	$1,020.83	0.80%	$4.01(4)
Virtus WMC Global Factor Opportunities ETF
Actual	$1000.00	$1,059.70	0.49%	$2.50(3)
Hypothetical(1)	$1000.00	$1,022.36	0.49%	$2.46(4)
InfraCap MLP ETF
Actual	$1000.00	$965.70	0.95%	$4.63(3)
Hypothetical(1)	$1000.00	$1,020.08	0.95%	$4.76(4)

1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
4	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
5	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 173/365 (to reflect the period November 9, 2017 to April 30, 2018).

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 97.0%

Financials — 22.3%
AG Mortgage Investment Trust, Inc., Series B, 8.00%	5,451	$137,147
AGNC Investment Corp., Series B, 7.75%	8,284	212,816
Annaly Capital Management, Inc., Series F, 6.95%	34,084	858,576
ARMOUR Residential REIT, Inc., Series B, 7.88%	7,538	186,950
Capstead Mortgage Corp., Series E, 7.50%	12,224	301,322
Chimera Investment Corp., Series A, 8.00%	6,864	173,316
Chimera Investment Corp., Series B, 8.00%	14,202	359,311
CYS Investments, Inc., Series B, 7.50%	9,468	228,652
Invesco Mortgage Capital, Inc., Series A, 7.75%	6,627	164,681
Invesco Mortgage Capital, Inc., Series B, 7.75%	7,350	185,146
Invesco Mortgage Capital, Inc., Series C, 7.50%	13,610	325,960
MFA Financial, Inc., Series B, 7.50%	9,468	235,469
New York Mortgage Trust, Inc., Series C, 7.88%	4,260	99,215
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,444	139,911
PennyMac Mortgage Investment Trust, Series B, 8.00%	8,284	208,177
Resource Capital Corp., 8.63%	5,681	145,604
Two Harbors Investment Corp., Series A, 8.13%	6,805	176,726
Two Harbors Investment Corp., Series B, 7.63%	13,610	340,250
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	13,018	335,864
Total Financials		4,815,093
Real Estate — 74.7%
American Homes 4 Rent, Series D, 6.50%	12,722	322,375
American Homes 4 Rent, Series E, 6.35%	10,888	270,240
American Homes 4 Rent, Series F, 5.88%	7,338	166,206
American Homes 4 Rent, Series G, 5.88%	5,444	122,490
Apartment Investment & Management Co., Series A, 6.88%	6,000	156,720
Ashford Hospitality Trust, Inc., Series F, 7.38%	5,681	129,413
Ashford Hospitality Trust, Inc., Series G, 7.38%	7,338	166,866
Ashford Hospitality Trust, Inc., Series H, 7.50%	4,497	103,476
Boston Properties, Inc., Series B, 5.25%	9,468	231,777
CBL & Associates Properties, Inc., Series D, 7.38%	21,480	380,196
CBL & Associates Properties, Inc., Series E, 6.63%	8,166	130,574
City Office REIT, Inc., Series A, 6.63%	5,302	123,855
Colony NorthStar, Inc., Series B, 8.25%	14,733	366,852
Colony NorthStar, Inc., Series E, 8.75%	10,651	270,322
Colony NorthStar, Inc., Series H, 7.13%	13,610	313,302
Colony NorthStar, Inc., Series I, 7.15%	14,202	327,072
Colony NorthStar, Inc., Series J, 7.13%	14,971	344,333
DDR Corp., Series A, 6.38%	8,284	190,781
DDR Corp., Series J, 6.50%	9,468	212,083
Digital Realty Trust, Inc., Series C, 6.63%	9,527	249,607
Digital Realty Trust, Inc., Series G, 5.88%	11,835	294,692
Digital Realty Trust, Inc., Series H, 7.38%	17,279	449,427
Digital Realty Trust, Inc., Series I, 6.35%	11,835	305,343
Digital Realty Trust, Inc., Series J, 5.25%	9,468	220,888
EPR Properties, Series C, 5.75%	6,470	158,192
Farmland Partners, Inc., Series B, 6.00%(1)	7,146	177,578

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Real Estate (continued)
GGP, Inc., Series A, 6.38%	11,840	$290,080
Global Medical REIT, Inc., Series A, 7.50%	3,690	90,590
Global Net Lease, Inc., Series A, 7.25%	6,520	160,392
Hersha Hospitality Trust, Series D, 6.50%	9,115	212,562
Hersha Hospitality Trust, Series E, 6.50%	4,734	109,119
Kimco Realty Corp., Series J, 5.50%	10,651	233,789
Kimco Realty Corp., Series K, 5.63%	8,284	184,982
Kimco Realty Corp., Series L, 5.13%	10,651	223,032
LaSalle Hotel Properties, Series J, 6.30%	7,136	172,834
Monmouth Real Estate Investment Corp., Series C, 6.13%	12,875	308,871
National Retail Properties, Inc., Series E, 5.70%	13,610	324,462
National Retail Properties, Inc., Series F, 5.20%	16,332	369,593
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	4,083	88,969
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	7,101	149,263
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	5,681	114,529
PS Business Parks, Inc., Series U, 5.75%	10,888	268,389
PS Business Parks, Inc., Series V, 5.70%	5,230	127,351
PS Business Parks, Inc., Series W, 5.20%	8,983	201,668
Public Storage, Series A, 5.88%	4,419	112,861
Public Storage, Series B, 5.40%	6,977	173,030
Public Storage, Series C, 5.13%	4,651	114,973
Public Storage, Series D, 4.95%	7,558	174,514
Public Storage, Series E, 4.90%	8,140	185,673
Public Storage, Series F, 5.15%	6,512	154,334
Public Storage, Series G, 5.05%	6,977	162,215
Public Storage, Series U, 5.63%	6,686	166,281
Public Storage, Series V, 5.38%	11,512	279,281
Public Storage, Series W, 5.20%	11,628	272,909
Public Storage, Series X, 5.20%	5,233	123,708
Public Storage, Series Z, 6.00%	6,686	171,563
Rexford Industrial Realty, Inc., Series A, 5.88%	4,260	101,005
SL Green Realty Corp., Series I, 6.50%	10,888	274,160
Sunstone Hotel Investors, Inc., Series E, 6.95%	5,438	136,494
Taubman Centers, Inc., Series J, 6.50%	9,205	221,748
Taubman Centers, Inc., Series K, 6.25%	8,076	191,967
UMH Properties, Inc., Series C, 6.75%	5,917	148,931
Urstadt Biddle Properties, Inc., Series H, 6.25%	5,444	132,942
VEREIT, Inc., Series F, 6.70%	50,693	1,275,943
Vornado Realty Trust, Series K, 5.70%	14,202	339,428
Vornado Realty Trust, Series L, 5.40%	14,202	322,385
Washington Prime Group, Inc., Series H, 7.50%	4,734	103,537
Welltower, Inc., Series I, 6.50%	17,006	951,996
Total Real Estate		16,107,013
Total Preferred Stocks
(Cost $21,881,450)		20,922,106
MONEY MARKET FUND — 3.0%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(2) (Cost $645,183)	645,183	645,183

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value
TOTAL INVESTMENTS — 100.0%
(Cost $22,526,633)		$21,567,289
Liabilities in Excess of Other Assets — (0.0)%(3)		(496)
Net Assets — 100.0%		$21,566,793

(1)	Represents step coupon security. Rate shown reflects the rate in effect as of April 30, 2018.
(2)	The rate shown reflects the seven-day yield as of April 30, 2018.
(3)	Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$20,785,612	$136,494	$—	$20,922,106
Money Market Fund	645,183	—	—	645,183
Total	$21,430,795	$136,494	$—	$21,567,289

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. The Fund transferred $136,494 from level 1 to level 2 due to change in data availability used in investment valuation during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — iSectors® Post-MPT Growth ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value
Exchange Traded Funds — 99.2%
Equity Funds — 69.6%
Direxion Daily Financial Bull 3X Shares	11,219	$ 711,958
Direxion Daily Utilities Bull 3X Shares	26,504	668,961
Fidelity MSCI Financials Index ETF	35,054	1,410,573
Fidelity MSCI Information Technology Index ETF	33,254	1,725,218
Vanguard Energy ETF	11,987	1,214,523
Vanguard Real Estate ETF	15,116	1,150,176
Vanguard Utilities ETF	20,082	2,300,795
Total Equity Funds		9,182,204

Debt Fund — 29.6%
iShares 20+ Year Treasury Bond ETF	32,755	3,901,120
Total Exchange Traded Funds
(Cost $12,670,169)		13,083,324

Money Market Fund — 0.9%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares 1.45%(1) (Cost $119,629)	119,629	119,629
TOTAL INVESTMENTS — 100.1%
(Cost $12,789,798)		13,202,953
Liabilities in Excess of Other Assets — (0.1)%		(8,430)
Net Assets — 100.0%		$13,194,523

(1)	The rate shown reflects the seven day yield as of April 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$13,083,324	$—	$—	$13,083,324
Money Market Fund	119,629	—	—	119,629
Total	$13,202,953	$—	$—	$13,202,953

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF

April 30, 2018 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS — 97.8%
ALABAMA — 2.0%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/01/21)	$250,000	$272,217
ARIZONA — 4.3%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/01/21)	200,000	219,440
City of Phoenix Civic Improvement Corp., Series A, 5.00%, 07/01/22 (Call 7/01/20)	130,000	138,044
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/01/27)	200,000	229,488
Total Arizona		586,972
ARKANSAS — 1.6%
State of Arkansas, 5.00%, 04/01/20	200,000	211,286
CALIFORNIA — 7.1%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/01/26)	150,000	157,632
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/23)	200,000	217,168
California Statewide Communities Development Authority, Series A, 5.00%, 04/01/42 (Call 4/01/22)	200,000	216,972
County of Sacramento CA Airport System Revenue, 5.00%, 07/01/40 (Call 7/01/20)	200,000	211,330
State of California, 5.00%, 10/01/41 (Call 10/01/21)	150,000	163,479
Total California		966,581
COLORADO — 5.3%
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31 (Call 11/15/26)	175,000	202,325
Denver City & County School District No 1, (ST AID WITHHLDG), 4.00%, 12/01/41 (Call 12/01/26)	250,000	259,942
Regional Transportation District, Series A, 4.50%, 06/01/44 (Call 6/01/23)	250,000	260,945
Total Colorado		723,212
CONNECTICUT — 1.8%
State of Connecticut Clean Water Fund—State Revolving Fund, Series A, 5.00%, 05/01/27	200,000	240,778
DISTRICT OF COLUMBIA — 1.7%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/01/21)	100,000	108,832
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/01/27)	110,000	124,518
Total District of Columbia		233,350

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
FLORIDA — 6.3%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/01/26)	$200,000	$205,750
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/26)	200,000	202,054
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/01/18)	200,000	202,958
Florida Housing Finance Corp., Series 1, (GNMA/FNMA/FHLMC), 3.80%, 07/01/47 (Call 1/01/27)	150,000	145,611
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/01/19)	100,000	104,527
Total Florida		860,900
GEORGIA — 1.6%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	221,220
HAWAII — 3.8%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/01/25)	150,000	167,768
State of Hawaii Department of Budget & Finance, Series A, 5.50%, 07/01/43 (Call 7/01/23)	200,000	220,824
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/01/24)	115,000	130,832
Total Hawaii		519,424
ILLINOIS — 1.2%
Metropolitan Pier & Exposition Authority, Series B, (AGM), 4.60%, 12/15/56(1)	1,000,000	156,540
INDIANA — 1.8%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/01/27)	220,000	248,431
KANSAS — 0.8%
Geary County Unified School District No 475, Series A, 4.00%, 09/01/43 (Call 9/01/25)	100,000	102,165
LOUISIANA — 1.2%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/01/25)	150,000	160,488
MAINE — 0.8%
Maine Turnpike Authority, 5.00%, 07/01/47 (Call 7/01/28)	100,000	114,018
MARYLAND — 2.5%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	187,329
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/01/27)	150,000	158,048
Total Maryland		345,377

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
MASSACHUSETTS — 9.1%
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	$160,000	$172,683
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43 (Call 12/01/21)	185,000	196,030
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/01/20)	200,000	213,480
Massachusetts Development Finance Agency, Series M-4, 5.00%, 07/01/44 (Call 7/01/23)	255,000	278,710
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36 (Call 7/01/19)	150,000	156,523
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/21)	200,000	215,682
Total Massachusetts		1,233,108
MICHIGAN — 1.9%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 6/01/27)	150,000	150,792
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/01/25)	120,000	113,776
Total Michigan		264,568
MISSOURI — 2.0%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	266,260
NEBRASKA — 2.2%
Omaha Public Power District, Series A, 4.00%, 02/01/42 (Call 12/01/27)	100,000	102,643
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/01/24)	190,000	197,228
Total Nebraska		299,871
NEVADA — 2.4%
County of Clark NV, 5.00%, 11/01/24	150,000	172,554
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/01/27)	150,000	155,031
Total Nevada		327,585
NEW JERSEY — 1.9%
New Jersey Economic Development Authority, 5.00%, 06/15/46 (Call 6/15/23)	150,000	164,134
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/01/26)	100,000	100,468
Total New Jersey		264,602
NEW YORK — 8.7%
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/23)	225,000	247,072
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/23)	150,000	164,956
New York City Water & Sewer System, Series DD, 5.00%, 06/15/39 (Call 6/15/24)	150,000	167,097
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/01/23)	200,000	220,708
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/23)	100,000	112,555
New York State Housing Finance Agency, Series D, (SONYMA FNMA), 4.20%, 11/01/49 (Call 5/01/26)	150,000	153,170

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Port Authority of New York & New Jersey, 6.13%, 06/01/94 (Call 6/01/24)	$100,000	$118,962
Total New York		1,184,520
NORTH CAROLINA — 1.4%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 8/01/18)	195,000	196,589
OHIO — 1.0%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/01/26)	135,000	138,251
OKLAHOMA — 0.7%
Oklahoma Development Finance Authority, (AGM), 4.13%, 08/15/57 (Call 8/15/28)	100,000	99,898
PENNSYLVANIA — 4.0%
Berks County Municipal Authority, Series A-3, 5.50%, 11/01/31 (Call 11/01/19)	125,000	131,156
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/01/27)	150,000	153,372
Commonwealth Financing Authority, (AGM), 4.00%, 06/01/39 (Call 6/01/28)	100,000	100,575
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47 (Call 7/01/27)	150,000	153,230
Total Pennsylvania		538,333
PUERTO RICO — 1.9%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/01/22)	245,000	253,957
TENNESSEE — 2.4%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/01/27)	200,000	216,248
Rutherford County Health & Educational Facilities Board, Series C, 5.00%, 11/15/47 (Call 11/15/21)	100,000	107,636
Total Tennessee		323,884
TEXAS — 4.8%
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	156,958
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/01/23)	100,000	108,208
Lower Colorado River Authority, 5.00%, 05/15/39 (Call 5/15/23)	150,000	163,338
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/23)	205,000	223,731
Total Texas		652,235
UTAH — 2.1%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42 (Call 7/01/27)	250,000	282,518
VIRGINIA — 3.2%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/01/27)	210,000	222,934
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/01/27)	200,000	208,218
Total Virginia		431,152

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Cumberland Municipal Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
WASHINGTON — 2.4%
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/01/27)	$170,000	$178,575
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/01/19)	140,000	145,479
Total Washington		324,054
WISCONSIN — 1.9%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/01/19)	100,000	104,153
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/01/26)	150,000	151,292
Total Wisconsin		255,445
Total Municipal Bonds
(Cost $13,351,775)		13,299,789

	Shares
MONEY MARKET FUND 1.4%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares 1.45%(2) (Cost $193,103)	193,103	193,103

Security Description	Value
TOTAL INVESTMENTS — 99.2%
(Cost $13,544,878)	$13,492,892
Other Assets in Excess of Liabilities — 0.8%	115,242
Net Assets — 100.0%	$13,608,134

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(2)	The rate shown reflects the seven-day yield as of April 30, 2018.

Abbreviations:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

NATL — National Public Finance Guarantee Corp.

SONYMA — State of New York Mortgage Agency.

ST AID WITHHLDG — State Aid Withholding.

ST APPROP — State Appropriation.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Municipal Bonds	$—	$13,299,789	$—	$13,299,789
Money Market Fund	193,103	—	—	193,103
Total	$193,103	$13,299,789	$—	$13,492,892

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks — 91.9%
Brazil — 7.0%
Ambev SA(1)	25,481	$168,684
Atacadao Distribuicao Comercio e Industria Ltda*	3,097	13,349
Banco Bradesco SA(1)	18,392	180,242
Banco do Brasil SA	6,023	63,098
Banco Santander Brasil SA	19,266	209,588
BB Seguridade Participacoes SA	3,847	30,177
BR Malls Participacoes SA	5,050	15,742
BRF SA*(1)	4,326	30,844
CCR SA	6,474	22,102
Cia de Saneamento Basico do Estado de Sao Paulo	1,824	18,307
Cia Siderurgica Nacional SA*	3,528	8,842
Cielo SA	6,297	34,512
Cosan SA Industria e Comercio	833	9,459
CVC Brasil Operadora e Agencia de Viagens SA	839	13,888
Embraer SA(1)	1,052	26,531
Engie Brasil Energia SA	1,161	12,259
Equatorial Energia SA	1,107	22,483
Estacio Participacoes SA	1,819	16,564
Fibria Celulose SA	1,300	25,535
Gerdau SA(1)	6,028	28,151
Hypera SA	2,108	18,955
IRB Brasil Resseguros SA	1,726	23,304
Itau Unibanco Holding SA(1)	17,927	260,479
Itausa—Investimentos Itau SA*	439	1,692
JBS SA	5,789	14,459
Kroton Educacional SA	8,833	35,325
Localiza Rent a Car SA	2,911	23,175
Lojas Renner SA	4,239	39,459
M Dias Branco SA	1,958	24,592
Magazine Luiza SA	371	11,301
Multiplan Empreendimentos Imobiliarios SA	741	14,070
Petrobras Distribuidora SA	1,931	12,656
Petroleo Brasileiro SA*(1)	12,317	161,969
Raia Drogasil SA	1,216	23,874
Rumo SA*	5,945	25,201
Smiles Fidelidade SA	704	14,469
Suzano Papel e Celulose SA	2,159	25,305
TIM Participacoes SA	4,556	20,743
Transmissora Alianca de Energia Eletrica SA	1,925	11,699
Ultrapar Participacoes SA	2,213	38,187
Vale SA(1)	6,462	89,434
WEG SA	4,214	21,388
Total Brazil		1,862,093
Chile — 6.0%
Aguas Andinas SA Class A	37,591	24,982
AntarChile SA	1,382	25,026
Banco de Chile	1,951,118	322,207
Banco de Credito e Inversiones	603	45,548
Banco Santander Chile	1,098,047	91,158
Cencosud SA	24,227	71,963
Cia Cervecerias Unidas SA	2,166	29,978
Colbun SA	138,799	34,537
Empresa Nacional de Telecomunicaciones SA	2,301	27,167
Empresas CMPC SA	21,027	85,752
Empresas COPEC SA	6,631	108,250
Enel Americas SA	461,004	105,300

Security Description	Shares	Value
Common Stocks (continued)

Chile (continued)
Enel Chile SA	321,919	$40,082
Engie Energia Chile SA	9,554	20,573
Itau CorpBanca	3,329,705	34,037
Latam Airlines Group SA	5,775	88,565
Parque Arauco SA	10,688	33,112
Ripley Corp. SA	13,756	14,829
SACI Falabella	16,902	163,611
Sociedad Matriz del Banco de Chile SA Class B	216,190	114,612
Sociedad Quimica y Minera de Chile SA(1)	1,842	101,107
SONDA SA	8,363	15,406
Total Chile		1,597,802
China — 8.0%
51job, Inc.*(1)	101	8,337
AAC Technologies Holdings, Inc.	1,230	17,913
Agricultural Bank of China Ltd. Class H	46,913	26,658
Alibaba Group Holding Ltd.*(1)	1,206	215,319
Anhui Conch Cement Co. Ltd. Class H	1,814	11,418
ANTA Sports Products Ltd.	1,672	9,618
Autohome, Inc.(1)	188	18,339
Baidu, Inc.*(1)	377	94,589
Bank of China Ltd. Class H	131,687	72,147
Bank of Communications Co. Ltd. Class H	25,664	21,123
BYD Co. Ltd. Class H	947	6,654
China Cinda Asset Management Co. Ltd. Class H	15,564	5,592
China CITIC Bank Corp. Ltd. Class H	14,094	10,164
China Communications Construction Co. Ltd. Class H	5,380	6,238
China Conch Venture Holdings Ltd.	2,070	6,462
China Construction Bank Corp. Class H	379,725	402,529
China Evergrande Group*	2,433	7,827
China Life Insurance Co. Ltd. Class H	11,882	34,063
China Lodging Group Ltd.(1)	96	13,407
China Merchants Bank Co. Ltd. Class H	5,977	26,349
China Minsheng Banking Corp. Ltd. Class H	6,433	6,065
China Pacific Insurance Group Co. Ltd. Class H	4,375	19,482
China Petroleum & Chemical Corp. Class H	38,864	37,979
China Shenhua Energy Co. Ltd. Class H	5,334	13,225
China Telecom Corp. Ltd. Class H	21,708	10,621
China Vanke Co. Ltd. Class H	2,139	8,912
CITIC Securities Co. Ltd. Class H	2,839	7,003
Ctrip.com International Ltd.*(1)	479	19,591
ENN Energy Holdings Ltd.	1,220	11,472
Fosun International Ltd.	3,843	8,255
Hengan International Group Co. Ltd.	1,144	10,203
Industrial & Commercial Bank of China Ltd. Class H	137,263	122,071
JD.com, Inc.*(1)	1,936	70,683
Longfor Properties Co. Ltd.	1,640	4,952
NetEase, Inc.(1)	212	54,499
New Oriental Education & Technology Group, Inc.(1)	184	16,531
PetroChina Co. Ltd. Class H	33,999	25,081
PICC Property & Casualty Co. Ltd. Class H	7,358	13,294
Ping An Insurance Group Co. of China Ltd. Class H	8,892	87,859
Semiconductor Manufacturing International Corp.*	6,342	8,177
Shenzhou International Group Holdings Ltd.	1,100	12,081
SINA Corp.*	82	7,834

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

China (continued)
Sinopharm Group Co. Ltd. Class H	1,939	$8,177
Sunac China Holdings Ltd.	3,383	14,612
Sunny Optical Technology Group Co. Ltd.	1,149	19,046
TAL Education Group(1)	339	12,346
Tencent Holdings Ltd.	9,301	463,353
Vipshop Holdings Ltd.*(1)	681	10,542
Want Want China Holdings Ltd.	6,883	6,113
Wuxi Biologics Cayman, Inc.*(2)	716	6,546
Total China		2,131,351
India — 0.6%
Axis Bank Ltd.(3)	98	3,793
HDFC Bank Ltd.(1)	1,012	96,960
ICICI Bank Ltd.(1)	2,805	23,870
Larsen & Toubro Ltd.(3)	1,097	23,092
Mahindra & Mahindra Ltd.(3)	170	2,218
State Bank of India(3)	255	9,397
Total India		159,330
Indonesia — 4.0%
Adaro Energy Tbk PT	138,381	18,252
Astra International Tbk PT	166,796	85,721
Bank Central Asia Tbk PT	88,722	140,935
Bank Danamon Indonesia Tbk PT	78,185	37,371
Bank Mandiri Persero Tbk PT	172,284	88,232
Bank Negara Indonesia Persero Tbk PT	62,201	35,991
Bank Rakyat Indonesia Persero Tbk PT	1,099,325	254,435
Bank Tabungan Negara Persero Tbk PT	40,240	8,995
Bumi Resources Tbk PT*	470,488	8,116
Bumi Serpong Damai Tbk PT	66,848	8,120
Charoen Pokphand Indonesia Tbk PT	28,916	7,649
Gudang Garam Tbk PT	3,994	19,902
Hanjaya Mandala Sampoerna Tbk PT	79,175	20,146
Indah Kiat Pulp & Paper Corp Tbk PT	21,648	20,539
Indocement Tunggal Prakarsa Tbk PT	15,163	19,318
Indofood CBP Sukses Makmur Tbk PT	18,581	11,586
Indofood Sukses Makmur Tbk PT	36,180	18,139
Jasa Marga Persero Tbk PT	60,814	19,102
Kalbe Farma Tbk PT	164,270	17,770
Matahari Department Store Tbk PT	19,506	14,511
Medco Energi Internasional Tbk PT*	71,745	6,188
Mitra Keluarga Karyasehat Tbk PT	45,415	6,284
Perusahaan Gas Negara Persero Tbk	90,568	12,922
Semen Indonesia Persero Tbk PT*	24,815	17,212
Surya Citra Media Tbk PT	49,610	9,129
Telekomunikasi Indonesia Persero Tbk PT	365,451	100,606
Unilever Indonesia Tbk PT	10,071	33,552
United Tractors Tbk PT	13,212	32,383
Total Indonesia		1,073,106
Malaysia — 7.0%
AirAsia Group Bhd	21,534	21,131
Alliance Bank Malaysia Bhd	13,889	15,399
AMMB Holdings Bhd	17,404	17,300
Axiata Group Bhd	77,069	104,107
BIMB Holdings Bhd	17,586	18,780
British American Tobacco Malaysia Bhd	1,463	9,136
Bursa Malaysia Bhd	5,769	10,616

Security Description	Shares	Value
Common Stocks (continued)

Malaysia (continued)
CIMB Group Holdings Bhd	77,523	$142,262
Dialog Group Bhd	42,650	33,481
DiGi.Com Bhd	29,774	35,135
Fraser & Neave Holdings Bhd	1,130	10,357
Gamuda Bhd	19,029	24,929
Genting Bhd	21,333	48,555
Genting Malaysia Bhd	28,991	37,906
Genting Plantations Bhd	6,636	16,744
HAP Seng Consolidated Bhd	5,783	14,445
Hartalega Holdings Bhd	13,824	20,682
Hong Leong Bank Bhd	6,727	32,576
Hong Leong Financial Group Bhd	1,797	8,922
IHH Healthcare Bhd	62,857	97,406
IJM Corp. Bhd	29,456	22,373
Inari Amertron Bhd	21,809	9,561
IOI Corp. Bhd	24,878	30,372
Kuala Lumpur Kepong Bhd	4,211	27,347
Lotte Chemical Titan Holding Bhd*(2)	6,021	8,763
Malayan Banking Bhd	57,650	158,396
Malaysia Airports Holdings Bhd	14,133	32,455
Malaysia Building Society Bhd	54,760	16,050
Malaysian Resources Corp Bhd	35,290	9,264
Maxis Bhd	21,469	31,901
MISC Bhd	10,551	19,255
My EG Services Bhd	20,772	13,871
Nestle Malaysia Bhd	580	20,400
Petronas Chemicals Group Bhd	24,903	53,633
Petronas Dagangan Bhd	1,840	12,662
Petronas Gas Bhd	6,199	28,155
PPB Group Bhd	4,398	21,567
Press Metal Aluminium Holdings Bhd	12,577	15,483
Public Bank Bhd	28,529	173,057
RHB Bank Bhd	31,647	42,750
Sime Darby Bhd	34,600	23,546
Sime Darby Plantation Bhd	36,433	51,722
Sime Darby Property Bhd	34,156	13,058
SP Setia Bhd Group	18,091	14,709
Telekom Malaysia Bhd	29,934	40,436
Tenaga Nasional Bhd	49,756	200,875
TIME dotCom Bhd	3,954	8,092
Top Glove Corp. Bhd	7,995	19,379
UEM Sunrise Bhd*	45,711	10,777
YTL Corp. Bhd	31,541	11,657
Total Malaysia		1,861,435
Mexico — 6.9%
Alfa SAB de CV Class A	10,433	13,394
Alsea SAB de CV	4,633	17,232
America Movil SAB de CV Class L(1)	13,356	246,952
Arca Continental SAB de CV	8,184	56,564
Banco del Bajio SA(2)	10,538	22,477
Becle SAB de CV*	5,059	8,570
Bolsa Mexicana de Valores SAB de CV	5,443	10,501
Cemex SAB de CV*(1)	12,195	75,731
Coca-Cola Femsa SAB de CV, Series L	4,662	30,270
Concentradora Fibra Danhos SA de CV	12,706	22,596
Corp. Inmobiliaria Vesta SAB de CV	5,261	7,595
Fibra Uno Administracion SA de CV	34,311	56,818
Fomento Economico Mexicano SAB de CV(1)	1,863	180,078

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Mexico (continued)
Genomma Lab Internacional SAB de CV Class B*	4,924	$4,789
Gentera SAB de CV	14,851	11,872
GMexico Transportes SAB de CV(2)	38,470	61,401
Gruma SAB de CV Class B	1,773	21,656
Grupo Aeroportuario del Centro Norte SAB de CV	2,695	14,272
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,024	31,456
Grupo Aeroportuario del Sureste SAB de CV Class B	1,755	31,561
Grupo Bimbo SAB de CV, Series A*	13,215	30,759
Grupo Carso SAB de CV, Series A1	19,670	70,678
Grupo Elektra SAB DE CV	570	15,544
Grupo Financiero Banorte SAB de CV Class O	23,652	147,992
Grupo Financiero Inbursa SAB de CV Class O	24,617	41,015
Grupo Lala SAB de CV	21,285	27,224
Grupo Mexico SAB de CV, Series B	29,433	97,842
Grupo Sanborns SAB de CV	20,233	20,901
Grupo Televisa SAB(1)	5,357	95,997
Industrias Bachoco SAB de CV, Series B	5,117	26,362
Industrias Penoles SAB de CV	1,101	23,109
Infraestructura Energetica Nova SAB de CV	4,490	19,766
Kimberly-Clark de Mexico SAB de CV Class A	7,302	13,251
Macquarie Mexico Real Estate Management SA de CV*	5,531	5,903
Megacable Holdings SAB de CV	7,094	32,621
Mexichem SAB de CV	9,010	28,145
Nemak SAB de CV(2)	27,120	20,461
PLA Administradora Industrial S de RL de CV*	7,251	11,562
Prologis Property Mexico SA de CV	5,626	10,451
Promotora y Operadora de Infraestructura SAB de CV*	3,292	33,733
Qualitas Controladora SAB de CV	3,987	11,130
Telesites SAB de CV*	28,312	21,830
Wal-Mart de Mexico SAB de CV	42,718	118,706
Total Mexico		1,850,767
Philippines — 4.0%
Aboitiz Equity Ventures, Inc.	30,673	41,402
Aboitiz Power Corp.	23,391	17,176
Ayala Corp.	3,606	67,313
Ayala Land, Inc.	123,066	97,027
Bank of the Philippine Islands	24,169	49,039
BDO Unibank, Inc.	35,488	90,315
DMCI Holdings, Inc.	62,510	13,336
Energy Development Corp.*	148,838	15,531
Globe Telecom, Inc.	463	13,778
GT Capital Holdings, Inc.	1,598	32,424
International Container Terminal Services, Inc.	26,302	42,998
JG Summit Holdings, Inc.	55,036	68,011
Jollibee Foods Corp.	7,328	40,358
LT Group, Inc.	31,760	12,397
Manila Electric Co.	3,406	21,193
Metro Pacific Investments Corp.	167,958	16,553
Metropolitan Bank & Trust Co.	25,364	41,661
PLDT, Inc.	1,643	46,449
Puregold Price Club, Inc.	13,799	12,639
Robinsons Retail Holdings, Inc.	7,710	13,558
San Miguel Corp.	5,989	16,202
Security Bank Corp.	5,977	24,139

Security Description	Shares	Value
Common Stocks (continued)

Philippines (continued)
SM Investments Corp.	7,921	$143,880
SM Prime Holdings, Inc.	143,677	95,091
Universal Robina Corp.	15,472	42,007
Total Philippines		1,074,477
Poland — 7.9%
Alior Bank SA*	2,693	54,514
AmRest Holdings SE*	211	27,714
Asseco Poland SA	2,300	28,833
Bank Handlowy w Warszawie SA	961	22,725
Bank Millennium SA*	17,254	42,031
Bank Polska Kasa Opieki SA	4,970	165,532
Bank Zachodni WBK SA	923	97,669
CCC SA	850	62,723
CD Projekt SA	2,100	74,670
Cyfrowy Polsat SA	6,660	48,690
Dino Polska SA*(2)	1,408	38,110
Grupa Azoty SA	1,568	23,901
Grupa Kety SA	285	29,070
Grupa Lotos SA	2,627	41,405
ING Bank Slaski SA	988	55,454
Jastrzebska Spolka Weglowa SA*	1,653	39,005
KGHM Polska Miedz SA	4,074	108,691
KRUK SA	519	34,010
LPP SA	45	117,569
mBank SA*	388	47,468
Orange Polska SA*	20,110	30,195
PGE Polska Grupa Energetyczna SA*	23,633	70,498
PLAY Communications SA(2)	3,375	28,501
Polski Koncern Naftowy ORLEN SA	8,610	220,043
Polskie Gornictwo Naftowe i Gazownictwo SA	48,257	84,969
Powszechna Kasa Oszczednosci Bank Polski SA*	25,717	306,566
Powszechny Zaklad Ubezpieczen SA	17,136	209,547
Total Poland		2,110,103
Russia — 6.7%
Aeroflot PJSC	5,678	12,984
Alrosa PJSC	31,545	44,888
Detsky Mir PJSC(2)	7,366	10,925
Gazprom Neft PJSC	3,526	17,257
Gazprom PJSC	107,155	248,317
Inter RAO UES PJSC	233,334	14,821
Lenta Ltd.*(3)	4,887	27,514
LUKOIL PJSC	753	49,702
Magnit PJSC	1,001	77,921
Magnitogorsk Iron & Steel Works PJSC	20,527	15,868
MegaFon PJSC	1,538	11,552
MMC Norilsk Nickel PJSC	715	122,784
Mobile TeleSystems PJSC	9,814	46,193
Moscow Exchange MICEX-RTS PJSC	17,117	32,822
Novatek PJSC	12,767	156,109
Novolipetsk Steel PJSC	9,381	24,008
PhosAgro PJSC	432	17,150
Polyus PJSC	236	14,972
Rosneft Oil Co PJSC	10,860	66,051
RusHydro PJSC	1,676,992	19,840
Sberbank of Russia PJSC	105,233	379,322
Severstal PJSC	1,757	28,233
Surgutneftegas OJSC	361,174	168,851

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Russia (continued)
Tatneft PJSC	14,847	$158,213
VTB Bank PJSC	11,216,291	9,613
Total Russia		1,775,910
South Africa — 8.0%
Anglo American Platinum Ltd.	315	8,499
AngloGold Ashanti Ltd.(1)	2,189	19,657
Aspen Pharmacare Holdings Ltd.	2,093	45,196
AVI Ltd.	1,769	16,180
Barclays Africa Group Ltd.	3,955	58,061
Barloworld Ltd.	1,139	15,455
Bid Corp. Ltd.	1,681	38,650
Bidvest Group Ltd. (The)	1,957	38,485
Capitec Bank Holdings Ltd.	231	16,477
Clicks Group Ltd.	1,424	24,411
Dis-Chem Pharmacies Ltd.(2)	4,693	14,141
Discovery Ltd.	2,258	31,384
Exxaro Resources Ltd.	1,416	12,643
FirstRand Ltd.	18,449	99,105
Fortress REIT Ltd. Class A	6,119	8,483
Foschini Group Ltd. (The)	1,153	19,887
Gold Fields Ltd.	4,878	18,342
Growthpoint Properties Ltd.	16,348	38,165
Hyprop Investments Ltd.	1,370	12,530
Imperial Holdings Ltd.	845	16,295
Investec Ltd.	1,391	10,989
KAP Industrial Holdings Ltd.	11,098	7,844
Kumba Iron Ore Ltd.	525	11,310
Life Healthcare Group Holdings Ltd.	7,729	18,292
Massmart Holdings Ltd.	567	7,555
MMI Holdings Ltd.	5,930	10,585
Mondi Ltd.	651	19,008
Mr Price Group Ltd.	1,453	31,938
MTN Group Ltd.	9,703	97,489
Naspers Ltd. Class N	2,418	593,480
Nedbank Group Ltd.	1,230	29,353
Netcare Ltd.	7,426	18,462
Pick n Pay Stores Ltd.	1,647	10,627
PSG Group Ltd.	805	14,531
Rand Merchant Investment Holdings Ltd.	3,895	12,874
Redefine Properties Ltd.	28,560	27,449
Remgro Ltd.	2,946	53,108
Resilient REIT Ltd.	1,594	8,664
RMB Holdings Ltd.	3,722	23,404
Sanlam Ltd.	10,229	65,001
Sappi Ltd.	2,869	18,390
Sasol Ltd.	3,329	119,638
Shoprite Holdings Ltd.	2,504	50,020
Sibanye Gold Ltd.*	11,812	10,405
SPAR Group Ltd. (The)	1,071	18,168
Standard Bank Group Ltd.	9,702	166,814
Tiger Brands Ltd.	1,020	31,832
Truworths International Ltd.	2,399	19,727
Vodacom Group Ltd.	3,309	41,404
Woolworths Holdings Ltd.	5,932	30,576
Total South Africa		2,130,983

Security Description	Shares	Value
Common Stocks (continued)

South Korea — 7.8%
Amorepacific Corp.	100	$32,676
AMOREPACIFIC Group	86	11,514
Celltrion Healthcare Co. Ltd.*	245	20,599
Celltrion, Inc.*	235	59,627
Coway Co. Ltd.	167	13,682
E-MART, Inc.	66	16,685
Hana Financial Group, Inc.	969	43,322
Hotel Shilla Co. Ltd.	107	11,621
Hyundai Engineering & Construction Co. Ltd.	241	14,351
Hyundai Heavy Industries Co. Ltd.*	136	15,217
Hyundai Heavy Industries Holdings Co. Ltd.*	30	11,867
Hyundai Mobis Co. Ltd.	212	49,226
Hyundai Motor Co.	479	71,757
Hyundai Steel Co.	257	14,582
Industrial Bank of Korea	812	12,810
Kakao Corp.	140	14,550
KB Financial Group, Inc.	1,328	76,095
Kia Motors Corp.	802	24,855
Korea Aerospace Industries Ltd.*	286	11,568
Korea Electric Power Corp.	1,733	60,766
Korea Zinc Co. Ltd.	29	11,771
KT Corp.(1)	1,392	18,695
KT&G Corp.	406	37,177
LG Chem Ltd.	156	52,582
LG Corp.	315	23,919
LG Display Co. Ltd.	760	16,686
LG Electronics, Inc.	362	34,571
LG Household & Health Care Ltd.	30	38,481
Lotte Chemical Corp.	52	20,156
Lotte Corp.*	217	13,227
NAVER Corp.	95	63,686
NCSoft Corp.	55	18,538
POSCO	257	89,633
Samsung Biologics Co. Ltd.*(2)	44	20,104
Samsung C&T Corp.	230	30,148
Samsung Card Co. Ltd.	347	12,118
Samsung Electro-Mechanics Co. Ltd.	183	20,304
Samsung Electronics Co. Ltd.	208	516,081
Samsung Fire & Marine Insurance Co. Ltd.	102	25,547
Samsung Life Insurance Co. Ltd.	232	25,415
Samsung SDI Co. Ltd.	175	30,066
Samsung SDS Co. Ltd.	107	24,545
Shinhan Financial Group Co. Ltd.	1,385	61,790
SillaJen, Inc.*	182	14,331
SK Holdings Co. Ltd.	104	28,628
SK Hynix, Inc.	1,778	140,669
SK Innovation Co. Ltd.	209	38,452
SK Telecom Co. Ltd.	164	35,086
S-Oil Corp.	142	14,625
Woori Bank	1,531	23,007
Total South Korea		2,087,408
Taiwan — 5.3%
ASE Industrial Holding Co. Ltd.	8,516	23,113
Asustek Computer, Inc.	1,829	17,186
AU Optronics Corp.	15,743	6,598

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Taiwan (continued)
Catcher Technology Co. Ltd.	1,807	$20,216
Cathay Financial Holding Co. Ltd.	22,093	39,950
Chailease Holding Co. Ltd.	1,748	6,440
Chang Hwa Commercial Bank Ltd.	10,136	5,858
Cheng Shin Rubber Industry Co. Ltd.	3,817	6,180
China Development Financial Holding Corp.	23,143	8,800
China Steel Corp.	31,104	24,705
Chunghwa Telecom Co. Ltd.	12,486	47,688
CTBC Financial Holding Co. Ltd.	50,913	36,567
Delta Electronics, Inc.	5,365	19,584
E.Sun Financial Holding Co. Ltd.	17,790	12,627
Far EasTone Telecommunications Co. Ltd.	3,644	9,656
First Financial Holding Co. Ltd.	18,542	12,785
Formosa Chemicals & Fibre Corp.	9,809	36,303
Formosa Petrochemical Corp.	2,270	9,322
Formosa Plastics Corp.	10,705	37,810
Fubon Financial Holding Co. Ltd.	17,447	30,074
Globalwafers Co. Ltd.	404	6,595
Hiwin Technologies Corp.	409	6,221
Hon Hai Precision Industry Co. Ltd.	43,237	121,148
Hotai Motor Co. Ltd.	592	5,833
Hua Nan Financial Holdings Co. Ltd.	13,916	8,443
Innolux Corp.	17,218	6,460
Largan Precision Co. Ltd.	284	33,404
MediaTek, Inc.	3,946	45,346
Mega Financial Holding Co. Ltd.	32,044	28,430
Nan Ya Plastics Corp.	13,425	37,026
Pegatron Corp.	3,894	9,147
Pou Chen Corp.	4,479	5,624
President Chain Store Corp.	1,025	10,133
Quanta Computer, Inc.	5,173	9,459
Shanghai Commercial & Savings Bank Ltd. (The)	8,175	10,146
Shin Kong Financial Holding Co. Ltd.	14,646	6,015
SinoPac Financial Holdings Co. Ltd.	20,200	7,305
Taishin Financial Holding Co. Ltd.	18,049	8,815
Taiwan Cement Corp.	7,728	10,670
Taiwan Cooperative Financial Holding Co. Ltd.	15,935	9,291
Taiwan Mobile Co. Ltd.	3,165	11,714
Taiwan Semiconductor Manufacturing Co. Ltd.	72,452	555,882
Uni-President Enterprises Corp.	13,634	32,995
United Microelectronics Corp.	22,616	12,231
Win Semiconductors Corp.	578	4,386
Yuanta Financial Holding Co. Ltd.	19,645	9,429
Total Taiwan		1,423,610
Thailand — 7.9%
Advanced Info Service PCL	11,344	74,764
Airports of Thailand PCL	47,504	107,245
Bangchak Corp. PCL	11,623	13,350
Bangkok Bank PCL	21,003	128,440
Bangkok Dusit Medical Services PCL	99,415	70,876
Bangkok Expressway & Metro PCL	80,999	19,890
Bangkok Life Assurance PCL	10,582	12,155
Banpu PCL	45,580	28,018
Beauty Community PCL	22,667	16,735
Berli Jucker PCL	11,305	21,403
Bumrungrad Hospital PCL	6,154	37,049
Central Pattana PCL	29,427	75,292

Security Description	Shares	Value
Common Stocks (continued)

Thailand (continued)
Central Plaza Hotel PCL	6,615	$11,004
CH Karnchang PCL	12,450	9,468
Charoen Pokphand Foods PCL	40,816	31,556
CP ALL PCL	63,311	174,527
CPN Retail Growth Leasehold REIT	15,987	11,448
Delta Electronics Thailand PCL	14,665	31,249
Electricity Generating PCL	2,758	19,488
Energy Absolute PCL	22,432	25,588
Glow Energy PCL	4,656	12,724
Gulf Energy Development PCL*	7,911	16,920
Home Product Center PCL	58,408	27,760
Indorama Ventures PCL	22,703	43,341
Intouch Holdings PCL	27,080	49,338
IRPC PCL	128,613	28,730
Kasikornbank PCL	27,207	168,535
KCE Electronics PCL	4,592	9,930
Kiatnakin Bank PCL	7,014	16,390
Krung Thai Bank PCL	158,565	91,441
Land & Houses PCL	91,649	31,944
Minor International PCL	35,608	45,413
Muangthai Leasing PCL	7,428	8,591
PTT Exploration & Production PCL	15,713	66,716
PTT Global Chemical PCL	25,218	78,307
Ratchaburi Electricity Generating Holding PCL	7,476	12,377
Robinson PCL	5,022	10,463
Siam Cement PCL (The)	8,679	128,700
Siam Commercial Bank PCL (The)	30,004	124,541
Srisawad Corp. PCL*	8,740	14,401
Star Petroleum Refining PCL(2)	18,900	9,402
Supalai PCL*	12,576	9,245
Thai Oil PCL	11,913	35,577
Thai Union Group PCL	31,024	17,694
Thanachart Capital PCL	10,369	17,660
Tisco Financial Group PCL	7,782	21,884
TMB Bank PCL	221,098	16,533
Total Access Communication PCL	7,147	11,549
True Corp. PCL	174,847	42,105
WHA Corp. PCL	86,100	10,803
Total Thailand		2,098,559
Turkey — 4.8%
Akbank Turk AS	60,574	126,155
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,891	32,076
Arcelik AS	5,770	25,682
Aselsan Elektronik Sanayi Ve Ticaret AS	3,750	23,264
BIM Birlesik Magazalar AS	5,417	91,948
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	45,040	26,943
Eregli Demir ve Celik Fabrikalari TAS*	35,421	88,594
Ford Otomotiv Sanayi AS	1,875	25,918
Haci Omer Sabanci Holding AS	32,963	78,064
KOC Holding AS	27,839	94,028
Petkim Petrokimya Holding AS*	18,330	32,399
TAV Havalimanlari Holding AS	4,736	25,393
Tekfen Holding AS	5,104	19,325
Tofas Turk Otomobil Fabrikasi AS	3,161	19,470
Tupras Turkiye Petrol Rafinerileri AS	3,008	76,642
Turk Hava Yollari AO*	17,984	73,980
Turkcell Iletisim Hizmetleri AS	26,447	90,889

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Turkey (continued)
Turkiye Garanti Bankasi AS	54,529	$123,634
Turkiye Halk Bankasi AS	15,985	32,544
Turkiye Is Bankasi AS Class C	35,271	53,487
Turkiye Vakiflar Bankasi TAO Class D	51,771	76,087
Ulker Biskuvi Sanayi AS*	4,097	21,483
Yapi ve Kredi Bankasi AS*	20,099	19,693
Total Turkey		1,277,698
Total Common Stocks
(Cost $24,528,653)		24,514,632
Exchange Traded Fund — 3.4%
United States — 3.4%
iShares MSCI India ETF	25,729	899,229
Total Exchange Traded Fund
(Cost $893,274)		899,229
PREFERRED STOCKS — 1.0%
Brazil — 0.8%
Azul SA*	1,044	10,848
Bradespar SA, 8.00%	1,259	12,780
Braskem SA, 6.94% Class A	1,119	14,582
Cia Brasileira de Distribuicao, 1.19%	838	18,833
Cia Energetica de Minas Gerais, 9.31%	5,414	13,074
Itausa — Investimentos Itau SA, 5.38%	22,074	85,758
Lojas Americanas SA, 0.38%	4,087	23,274
Telefonica Brasil SA, 5.30%	2,341	32,837
Usinas Siderurgicas de Minas Gerais SA, 0.43%	3,021	9,400
Total Brazil		221,386

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Russia — 0.2%
Transneft PJSC, 4.68%	16	$43,816
Total Preferred Stocks
(Cost $266,647)		265,202
MONEY MARKET FUND — 0.5%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(4) (Cost $133,403)	133,403	133,403
TOTAL INVESTMENTS — 96.8%
(Cost $25,821,977)		25,812,466
Other Assets in Excess of Liabilities — 3.2%		862,743
Net Assets — 100.0%		$26,675,209

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2018, the aggregate value of these securities was $240,831, or 0.90% of net assets.
(3)	Global Depositary Receipts.
(4)	The rate shown reflects the seven-day yield as of April 30, 2018.
Industry Breakdown
As of April 30, 2018 (based on net assets)

Financials	29.7%
Information Technology	10.7%
Consumer Discretionary	8.7%
Consumer Staples	8.3%
Materials	8.1%
Energy	8.0%
Industrials	6.3%
Telecommunication Services	5.2%
Utilities	3.3%
Real Estate	2.7%
Health Care	1.9%
Equity Fund	3.4%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities	3.2%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$23,998,551	$516,081	$—	$24,514,632
Exchange Traded Fund	899,229	—	—	899,229
Preferred Stocks	265,202	—	—	265,202
Money Market Fund	133,403	—	—	133,403
Total	$25,296,385	$516,081	$—	$25,812,466

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value
Common Stocks—99.7%
Health Care—99.7%
Abeona Therapeutics, Inc.*(1)	47,149	$822,750
Acceleron Pharma, Inc.*	20,821	726,861
Achaogen, Inc.*(1)	67,266	962,576
Achillion Pharmaceuticals, Inc.*(1)	262,284	988,811
Aduro Biotech, Inc.*	92,398	637,546
Agenus, Inc.*	212,543	729,022
Agios Pharmaceuticals, Inc.*(1)	14,405	1,208,724
Aimmune Therapeutics, Inc.*(1)	22,101	686,015
Akcea Therapeutics, Inc.*(1)	39,351	1,027,455
Akebia Therapeutics, Inc.*(1)	50,462	464,755
Alder Biopharmaceuticals, Inc.*(1)	70,440	1,000,248
Alnylam Pharmaceuticals, Inc.*(1)	6,052	572,096
Amicus Therapeutics, Inc.*	58,836	832,529
AnaptysBio, Inc.*	8,441	791,597
Ardelyx, Inc.*	127,609	612,523
Arena Pharmaceuticals, Inc.*(1)	25,030	997,195
Array BioPharma, Inc.*(1)	68,763	932,426
Assembly Biosciences, Inc.*	17,648	767,335
Atara Biotherapeutics, Inc.*(1)	51,972	2,097,070
Athenex, Inc.*(1)	44,608	714,174
Audentes Therapeutics, Inc.*(1)	26,118	975,768
AVEO Pharmaceuticals, Inc.*(1)	256,357	610,130
Avexis, Inc.*	7,590	1,614,089
Axovant Sciences Ltd.*(1)	138,368	148,054
BeiGene Ltd. (China)*(2)	8,082	1,370,546
Bellicum Pharmaceuticals, Inc.*(1)	89,816	600,869
BioCryst Pharmaceuticals, Inc.*(1)	154,147	758,403
Bluebird Bio, Inc.*(1)	4,152	706,463
Blueprint Medicines Corp.*	10,029	769,425
Calithera Biosciences, Inc.*	88,724	545,653
Cara Therapeutics, Inc.*	59,376	735,075
Celldex Therapeutics, Inc.*	256,431	189,759
Corbus Pharmaceuticals Holdings, Inc.*	102,493	609,833
Cymabay Therapeutics, Inc.*	93,317	1,085,277
Cytokinetics, Inc.*(1)	93,309	774,465
CytomX Therapeutics, Inc.*	34,876	917,239
Dova Pharmaceuticals, Inc.*(1)	23,227	669,170
Epizyme, Inc.*(1)	59,330	762,390
Esperion Therapeutics, Inc.*(1)	12,943	906,139
FibroGen, Inc.*	18,260	829,917
Five Prime Therapeutics, Inc.*	36,128	605,144
G1 Therapeutics, Inc.*(1)	38,125	1,462,094
Geron Corp.*(1)	379,430	1,411,480
Global Blood Therapeutics, Inc.*(1)	19,331	853,464
GlycoMimetics, Inc.*(1)	46,525	785,807
Idera Pharmaceuticals, Inc.*	384,847	588,816
ImmunoGen, Inc.*(1)	112,547	1,236,892
Immunomedics, Inc.*(1)	60,362	1,099,192
Inovio Pharmaceuticals, Inc.*(1)	174,782	767,293
Insmed, Inc.*(1)	24,409	593,871
Intra-Cellular Therapies, Inc.*(1)	50,088	872,533
Iovance Biotherapeutics, Inc.*	90,926	1,318,427
Jounce Therapeutics, Inc.*(1)	58,867	1,212,072
Karyopharm Therapeutics, Inc.*	81,325	1,063,731
Kura Oncology, Inc.*	55,283	837,537
La Jolla Pharmaceutical Co.*	31,173	904,640
Loxo Oncology, Inc.*	9,346	1,176,755
MacroGenics, Inc.*	39,254	905,197
Madrigal Pharmaceuticals, Inc.*	9,629	1,089,618

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Marinus Pharmaceuticals, Inc.*(1)	80,389	$356,927
Melinta Therapeutics, Inc.*(1)	49,028	333,390
Mirati Therapeutics, Inc.*(1)	43,136	1,328,589
MyoKardia, Inc.*	19,602	968,339
NewLink Genetics Corp.*(1)	90,551	412,913
Novavax, Inc.*	564,544	880,689
Paratek Pharmaceuticals, Inc.*(1)	42,733	457,243
Pieris Pharmaceuticals, Inc.*	125,695	800,677
Prothena Corp. PLC (Ireland)*(1)	20,456	245,472
PTC Therapeutics, Inc.*(1)	46,917	1,301,008
Reata Pharmaceuticals, Inc. Class A*(1)	30,088	795,527
REGENXBIO, Inc.*	26,560	992,016
Rigel Pharmaceuticals, Inc.*(1)	212,882	768,504
Sage Therapeutics, Inc.*(1)	4,771	686,642
Sangamo Therapeutics, Inc.*	46,449	733,894
Seres Therapeutics, Inc.*(1)	76,713	588,389
Stemline Therapeutics, Inc.*(1)	51,678	888,862
Tetraphase Pharmaceuticals, Inc.*(1)	130,920	421,562
TG Therapeutics, Inc.*	89,920	1,290,352
Ultragenyx Pharmaceutical, Inc.*	16,983	863,416
uniQure N.V. (Netherlands)*(1)	42,504	1,241,117
Voyager Therapeutics, Inc.*(1)	53,407	969,871
Xencor, Inc.*	35,554	1,030,710
ZIOPHARM Oncology, Inc.*(1)	177,399	748,624
Total Health Care		71,039,668
Total Common Stocks
(Cost $68,723,044)		71,039,668

SECURITIES LENDING COLLATERAL — 14.1%
Money Market Fund — 14.1%
Dreyfus Government Cash Management Fund 1.60%(3)(4) (Cost $9,997,827)	9,997,827	9,997,827
MONEY MARKET FUND — 0.3%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(3) (Cost $221,620)	221,620	221,620
TOTAL INVESTMENTS — 114.1%
(Cost $78,942,491)		81,259,115
Liabilities in Excess of Other Assets — (14.1)%		(10,019,334)
Net Assets — 100.0%		$71,239,781

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $17,446,858; total market value of collateral held by the Fund was $18,043,464. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $8,045,637.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of April 30, 2018.
(4)	Represents securities purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$71,039,668	$—	$—	$71,039,668
Money Market Funds	10,219,447	—	—	10,219,447
Total	$81,259,115	$—	$—	$81,259,115

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value
Common Stocks — 99.6%
Health Care — 99.6%
ACADIA Pharmaceuticals, Inc.*(1)	29,311	$463,407
Acorda Therapeutics, Inc.*(1)	41,094	949,271
Alexion Pharmaceuticals, Inc.*	7,459	877,402
Amgen, Inc.	4,826	842,040
Biogen, Inc.*	2,662	728,323
BioMarin Pharmaceutical, Inc.*	9,569	799,107
Celgene Corp.*	7,825	681,557
Clovis Oncology, Inc.*(1)	13,277	575,956
Dynavax Technologies Corp.*(1)	45,072	763,970
Enanta Pharmaceuticals, Inc.*	14,631	1,361,415
Exelixis, Inc.*	32,437	675,338
Gilead Sciences, Inc.	11,345	819,449
Halozyme Therapeutics, Inc.*(1)	43,241	818,552
Incyte Corp.*	8,985	556,531
Intercept Pharmaceuticals, Inc.*(1)	13,821	939,966
Ionis Pharmaceuticals, Inc.*(1)	16,554	712,319
Ironwood Pharmaceuticals, Inc.*(1)	55,531	1,006,222
Keryx Biopharmaceuticals, Inc.*(1)	187,522	830,722
Lexicon Pharmaceuticals, Inc.*(1)	84,615	698,074
Ligand Pharmaceuticals, Inc.*(1)	6,382	988,253
Medicines Co. (The)*(1)	31,327	942,629
Momenta Pharmaceuticals, Inc.*	64,424	1,340,019
Nektar Therapeutics*	14,049	1,175,339
Neurocrine Biosciences, Inc.*(1)	12,147	984,879
Omeros Corp.*(1)	44,489	638,417
Portola Pharmaceuticals, Inc.*(1)	18,089	653,556
Puma Biotechnology, Inc.*	8,598	548,123
Radius Health, Inc.*(1)	29,164	880,753
Regeneron Pharmaceuticals, Inc.*	2,214	672,348
Retrophin, Inc.*	39,311	986,706

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sarepta Therapeutics, Inc.*(1)	15,422	$1,177,624
Seattle Genetics, Inc.*	16,458	842,485
Spark Therapeutics, Inc.*(1)	18,852	1,438,785
TESARO, Inc.*(1)	10,759	547,741
Theravance Biopharma, Inc. (Cayman Islands)*(1)	31,050	747,374
United Therapeutics Corp.*	6,238	686,866
Vanda Pharmaceuticals, Inc.*	60,269	840,753
Vertex Pharmaceuticals, Inc.*	5,962	913,140
Total Health Care		32,105,411
Total Common Stocks
(Cost $30,915,178)		32,105,411

SECURITIES LENDING COLLATERAL — 21.6%
Money Market Fund — 21.6%
Dreyfus Government Cash Management Fund 1.60%(2)(3) (Cost $6,951,308)	6,951,308	6,951,308
MONEY MARKET FUND — 0.4%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(2) (Cost $122,366)	122,366	122,366
TOTAL INVESTMENTS — 121.6%
(Cost $37,988,852)		39,179,085
Liabilities in Excess of Other Assets — (21.6)%		(6,966,565)
Net Assets — 100.0%		$32,212,520

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,373,550; total market value of collateral held by the Fund was $9,849,315. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,898,007.
(2)	The rate shown reflects the seven day yield as of April 30, 2018.
(3)	Represents securities purchased with cash collateral received for securities on loan.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$32,105,411	$—	$—	$32,105,411
Money Market Funds	7,073,674	—	—	7,073,674
Total	$39,179,085	$—	$—	$39,179,085

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS — 37.2%
Consumer Discretionary — 7.9%
American Axle & Manufacturing, Inc., 6.25%, 03/15/26	$20,000	$19,850
Beazer Homes USA, Inc., 6.75%, 03/15/25	290,000	286,375
Beazer Homes USA, Inc., 5.88%, 10/15/27	225,000	207,000
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	205,000	196,288
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 04/01/28(1)	275,000	280,156
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	465,000	473,624
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	425,000	427,656
CSC Holdings LLC, 5.25%, 06/01/24	465,000	438,262
Discovery Communications LLC, 3.95%, 03/20/28	430,000	408,790
DISH DBS Corp., 7.75%, 07/01/26	245,000	223,103
Dollar Tree, Inc., 4.00%, 05/15/25	208,000	206,176
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	155,000	160,813
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	197,105
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	150,000	140,813
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(1)	400,000	402,000
iHeartCommunications, Inc., 9.00%, 12/15/19(2)	350,000	283,500
L Brands, Inc., 6.88%, 11/01/35	337,000	320,150
Lear Corp., 3.80%, 09/15/27	540,000	514,781
Lennar Corp., 5.25%, 06/01/26(1)	340,000	335,784
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	255,000	255,000
M/I Homes, Inc., 5.63%, 08/01/25	390,000	377,325
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	380,000	354,825
MDC Holdings, Inc., 5.50%, 01/15/24	400,000	409,500
Meredith Corp., 6.88%, 02/01/26(1)	240,000	243,600
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	265,000	181,525
PetSmart, Inc., 8.88%, 06/01/25(1)	100,000	58,250
QVC, Inc., 5.13%, 07/02/22	600,000	618,188
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	251,797
Viking Cruises Ltd., 5.88%, 09/15/27(1)	445,000	430,538
Vista Outdoor, Inc., 5.88%, 10/01/23	475,000	445,313
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(1)	470,000	458,250
William Lyon Homes, Inc., 6.00%, 09/01/23(1)	465,000	466,023
Wyndham Worldwide Corp., 4.50%, 04/01/27	575,000	569,879
Total Consumer Discretionary		10,642,239
Consumer Staples — 0.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 03/15/25	260,000	227,825
CVS Health Corp., 4.30%, 03/25/28	435,000	429,591
Safeway, Inc., 7.25%, 02/01/31	465,000	392,460
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)(2)	410,000	196,800
Total Consumer Staples		1,246,676

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy — 6.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	$452,000	$478,555
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	265,000	275,600
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	285,000	285,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22(1)	70,000	72,100
Bristow Group, Inc., 8.75%, 03/01/23(1)	160,000	165,600
Callon Petroleum Co., 6.13%, 10/01/24	435,000	445,875
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	310,000	320,760
Chesapeake Energy Corp., 8.00%, 06/15/27(1)	480,000	463,200
Denbury Resources, Inc., 9.25%, 03/31/22(1)	101,000	105,545
Energy Transfer Equity LP, 5.88%, 01/15/24	185,000	189,394
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(1)	180,000	138,600
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	310,000	322,400
Jagged Peak Energy LLC, 5.88%, 05/01/26(1)	390,000	392,194
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	250,000	311,862
MPLX LP, 4.00%, 03/15/28	170,000	163,701
Nabors Industries, Inc., 5.50%, 01/15/23	385,000	379,021
Range Resources Corp., 4.88%, 05/15/25	340,000	316,412
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	290,000
RSP Permian, Inc., 5.25%, 01/15/25	240,000	249,000
Sanchez Energy Corp., 7.25%, 02/15/23(1)	210,000	212,625
SESI LLC, 7.75%, 09/15/24(1)	360,000	373,500
Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26(1)	115,000	111,262
Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/28(1)	95,000	92,506
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(1)	400,000	398,500
Transmontaigne Partners LP / TLP Finance Corp., 6.13%, 02/15/26	210,000	210,000
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	140,732
Transocean, Inc., 6.80%, 03/15/38	630,000	532,350
Ultra Resources, Inc., 6.88%, 04/15/22(1)	33,000	24,420
Ultra Resources, Inc., 7.13%, 04/15/25(1)	147,000	98,766
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26(1)	360,000	368,550
Valero Energy Partners LP, 4.50%, 03/15/28	360,000	355,913
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	345,000	325,163
Weatherford International Ltd., 9.88%, 02/15/24	250,000	243,125
Total Energy		8,852,231
Financials — 8.0%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	490,000	464,373
Ares Capital Corp., 3.50%, 02/10/23	460,000	440,034
Athene Holding Ltd., 4.13%, 01/12/28	395,000	370,060
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	355,000	329,765
Bank of America Corp., 4.20%, 08/26/24	600,000	601,341
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%), perpetual(3)(4)	525,000	536,156

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Brighthouse Financial, Inc., 3.70%, 06/22/27(1)	$575,000	$521,044
BrightSphere Investment Group PLC, 4.80%, 07/27/26	625,000	618,058
Capital One Financial Corp., 4.20%, 10/29/25	460,000	450,550
Compass Bank, 3.88%, 04/10/25	500,000	485,178
FS Investment Corp., 4.25%, 01/15/20	520,000	519,030
Huntington Bancshares, Inc., 5.70%, perpetual(3)(4)(5)	310,000	310,387
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25	500,000	503,125
JPMorgan Chase & Co., Series V, 5.00%, (3-Month USD LIBOR + 3.32%), perpetual(3)(4)	305,000	308,873
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(3)(4)	485,000	475,300
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(3)(4)	200,000	199,370
MetLife, Inc., Series D, 5.88%, perpetual(3)(4)(5)	196,000	200,606
Morgan Stanley, 3.13%, 07/27/26	750,000	698,344
Navient Corp., 6.75%, 06/25/25	395,000	399,937
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(3)	450,000	470,250
Santander Holdings USA, Inc., 4.40%, 07/13/27	280,000	274,529
Springleaf Finance Corp., 6.88%, 03/15/25	180,000	182,250
Synchrony Financial, 3.95%, 12/01/27	370,000	344,345
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(3)	550,000	541,750
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(3)(4)	555,000	565,406
Total Financials		10,810,061
Health Care — 2.9%
Anthem, Inc., 3.65%, 12/01/27	87,000	82,892
Avantor, Inc., 6.00%, 10/01/24(1)	200,000	201,500
Becton Dickinson & Co., 3.70%, 06/06/27	580,000	549,838
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	60,000	54,863
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(1)	185,000	186,156
Eagle Holding Co. II LLC, 7.63%, 05/15/22(1)(6)	265,000	268,975
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	329,625
Envision Healthcare Corp., 6.25%, 12/01/24(1)	90,000	94,050
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	125,000	127,551
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	205,000	203,975
Polaris Intermediate Corp., 8.50%, 12/01/22(1)(6)	35,000	35,613
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	278,775
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	100,000	95,000
Tenet Healthcare Corp., 5.13%, 05/01/25(1)	90,000	88,088
Tenet Healthcare Corp., 7.00%, 08/01/25(1)	345,000	340,256
Valeant Pharmaceuticals International, 9.25%, 04/01/26(1)	150,000	153,375
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(1)	45,000	46,856
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(1)	50,000	52,922

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(1)	$330,000	$329,588
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	65,000	66,056
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	270,000	266,625
Total Health Care		3,852,579
Industrials — 1.4%
Navistar International Corp., 6.63%, 11/01/25(1)	430,000	448,275
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(1)	30,000	32,100
Pitney Bowes, Inc., 3.88%, 05/15/22	548,000	518,545
Standard Industries, Inc., 6.00%, 10/15/25(1)	210,000	218,925
US Airways 2012-1 Class B Pass-Through Trust, 8.00%, 10/01/19	417,144	441,651
Wrangler Buyer Corp., 6.00%, 10/01/25(1)	287,000	284,130
Total Industrials		1,943,626
Information Technology — 2.6%
Arrow Electronics, Inc., 3.88%, 01/12/28	460,000	433,456
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	149,760
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	585,000	568,857
Citrix Systems, Inc., 4.50%, 12/01/27	400,000	388,446
Dell International LLC / EMC Corp., 5.45%, 06/15/23(1)	155,000	163,157
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	170,000	201,020
Everi Payments, Inc., 7.50%, 12/15/25(1)	105,000	106,575
Jabil, Inc., 3.95%, 01/12/28	405,000	386,257
Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	145,000	147,356
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	395,000	367,350
VMware, Inc., 3.90%, 08/21/27	310,000	292,629
Western Digital Corp., 4.75%, 02/15/26	365,000	360,438
Total Information Technology		3,565,301
Materials — 1.7%
AK Steel Corp., 7.50%, 07/15/23	140,000	147,700
CPG Merger Sub LLC, 8.00%, 10/01/21(1)	370,000	381,100
Hexion, Inc., 10.38%, 02/01/22(1)	305,000	298,138
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	260,000	269,750
LSB Industries, Inc., 9.63%, 05/01/23(1)	205,000	207,306
Platform Specialty Products Corp., 5.88%, 12/01/25(1)	475,000	463,719
PQ Corp., 5.75%, 12/15/25(1)	140,000	138,950
U.S. Steel Corp., 6.25%, 03/15/26	375,000	373,125
Total Materials		2,279,788
Real Estate — 1.7%
Education Realty Operating Partnership LP, 4.60%, 12/01/24	80,000	80,042
EPR Properties, 4.75%, 12/15/26	535,000	524,055
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	235,000	222,638
Hospitality Properties Trust, 4.38%, 02/15/30	390,000	365,317
Life Storage LP, 3.88%, 12/15/27	80,000	75,882
LifeStorage LP, 3.50%, 07/01/26	220,000	205,028

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Real Estate (continued)
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	$205,000	$216,275
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	200,000	190,000
Physicians Realty LP, 4.30%, 03/15/27	495,000	481,630
Total Real Estate		2,360,867
Telecommunication Services — 2.5%
AT&T, Inc., 3.80%, 03/01/24	100,000	99,421
AT&T, Inc., 4.25%, 03/01/27	205,000	203,774
AT&T, Inc., 5.25%, 03/01/37	100,000	102,031
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	150,000	138,360
Consolidated Communications, Inc., 6.50%, 10/01/22	367,000	339,475
Frontier Communications Corp., 8.50%, 04/15/20	150,000	151,500
Frontier Communications Corp., 7.13%, 01/15/23	310,000	223,200
Frontier Communications Corp., 7.63%, 04/15/24	150,000	99,375
Frontier Communications Corp., 8.50%, 04/01/26(1)	140,000	136,500
Level 3 Financing, Inc., 5.38%, 01/15/24	405,000	401,962
Qwest Corp., 7.25%, 09/15/25	245,000	263,717
Sprint Corp., 7.88%, 09/15/23	65,000	69,875
Sprint Corp., 7.63%, 03/01/26	150,000	158,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(1)	435,000	442,069
West Corp., 8.50%, 10/15/25(1)	150,000	145,500
Windstream Services LLC / Windstream Finance Corp., 6.38%, 08/01/23(1)	260,000	148,850
Windstream Services LLC / Windstream Finance Corp., 8.63%, 10/31/25(1)	220,000	202,950
Total Telecommunication Services		3,326,809
Utilities — 1.0%
Calpine Corp., 5.38%, 01/15/23	500,000	481,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	275,000	249,906
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	310,000	286,750
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	345,000	324,300
Total Utilities		1,342,206
Total Corporate Bonds
(Cost $51,321,415)		50,222,383
FOREIGN BONDS — 29.0%
Consumer Discretionary — 0.5%
Altice France SA, 7.38%, 05/01/26 (France)(1)	220,000	214,225
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	415,000	441,456
Total Consumer Discretionary		655,681
Consumer Staples — 1.4%
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(1)	260,000	258,854
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)(1)	370,000	347,414

Security Description	Principal	Value
FOREIGN BONDS (continued)
Consumer Staples (continued)
JBS Investments GmbH, 7.25%, 04/03/24 (Brazil)(1)	$200,000	$197,940
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	300,000	287,250
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(1)	445,000	426,092
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Mexico)(1)	330,000	324,393
Total Consumer Staples		1,841,943
Energy — 4.9%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	235,000	251,097
Ecopetrol SA, 5.38%, 06/26/26 (Colombia)	160,000	165,440
Encana Corp., 8.13%, 09/15/30 (Canada)	305,000	396,246
Geopark Ltd., 6.50%, 09/21/24 (Chile)(1)	445,000	443,887
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)	500,000	493,586
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(1)	157,000	154,488
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	960,000	1,031,040
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(1)	455,000	443,898
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)	430,000	438,063
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	975,000	1,008,394
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	187,200
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(1)	420,000	409,500
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)	680,000	744,866
YPF SA, 6.95%, 07/21/27 (Argentina)(1)	480,000	470,496
Total Energy		6,638,201
Financials — 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Netherlands)	495,000	459,205
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)	290,000	287,697
Banco de Bogota SA, 6.25%, 05/12/26 (Colombia)(1)	475,000	494,000
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(3)	88,000	82,998
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(3)	400,000	379,500
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)(1)	405,000	399,221
GrupoSura Finance SA, 5.50%, 04/29/26 (Colombia)(1)	450,000	469,688
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)	733,527	750,032
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27 (Kazakhstan)(1)	485,000	481,974
Macquarie Bank Ltd., 6.13%, (USD 5 Year Swap + 3.70%), perpetual (Australia)(1)(3)(4)	275,000	265,375
Societe Generale SA, 4.75%, 11/24/25 (France)(1)	765,000	772,488
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22 (Turkey)(1)	360,000	352,207
Total Financials		5,194,385

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)
Government — 10.4%
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)		$640,000	$672,320
Argentine Republic Government International Bond, 5.88%, 01/11/28 (Argentina)		255,000	234,058
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)		885,000	842,962
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)		245,000	237,037
Argentine Republic Government International Bond, 6.88%, 01/11/48 (Argentina)		160,000	142,460
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)		600,000	573,757
Banco do Brasil SA, 4.88%, 04/19/23 (Brazil)(1)		370,000	368,150
Brazil Notas Do Tesouro Nacional, Series NTNF, 10.00%, 01/01/25 (Brazil)	BRL	430,000	126,474
Brazilian Government International Bond, 10.25%, 01/10/28 (Brazil)	BRL	1,500,000	492,244
Brazilian Government International Bond, 5.63%, 01/07/41 (Brazil)		400,000	381,204
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,500,000,000	511,471
Colombia Government International Bond, 3.88%, 04/25/27 (Colombia)		395,000	381,669
Costa Rica Government International Bond, 4.38%, 04/30/25 (Costa Rica)(1)		625,000	580,694
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(1)	KZT	70,000,000	211,312
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)		190,000	206,340
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)		375,000	384,375
Ecuador Government International Bond, 8.88%, 10/23/27 (Ecuador)(1)		315,000	298,069
Indonesia Treasury Bond, Series FR70, 8.38%, 03/15/24 (Indonesia)	IDR	4,780,000,000	369,236
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)		275,000	261,875
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	9,000,000	466,635
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)		480,000	473,760
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)		410,000	386,425
Nigeria Government Bond, Series 10YR, 12.50%, 01/22/26 (Nigeria)	NGN	75,000,000	203,833
Nigeria Government International Bond, 6.50%, 11/28/27 (Nigeria)(1)		355,000	358,266
Oman Government International Bond, 5.38%, 03/08/27 (Oman)(1)		850,000	811,335

Security Description		Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Oman Government International Bond, 5.63%, 01/17/28 (Oman)(1)		$320,000	$306,220
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)(1)		905,000	1,006,812
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/23 (South Africa)	ZAR	3,500,000	282,169
Republic of South Africa Government International Bond, 4.30%, 10/12/28 (South Africa)		500,000	460,131
Russian Federal Bond—OFZ, Series 6216, 6.70%, 05/15/19 (Russia)	RUB	9,145,000	145,597
Russian Federal Bond—OFZ, Series 6215, 7.00%, 08/16/23 (Russia)	RUB	6,795,000	109,175
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)		500,000	516,293
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		90,000	98,823
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)		625,000	585,004
Ukraine Government International Bond, 7.75%, 09/01/23 (Ukraine)(1)		100,000	101,079
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)		455,000	449,945
Total Government			14,037,209
Health Care — 0.4%
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)		105,000	96,075
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)		260,000	207,392
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 03/01/28 (Israel)(1)		225,000	222,414
Total Health Care			525,881
Industrials — 2.0%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(1)		450,000	455,062
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)		145,867	149,346
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)		387,000	393,293
CNH Industrial NV, Series MTN, 3.85%, 11/15/27 (United Kingdom)		149,000	142,483
JSL Europe SA, 7.75%, 07/26/24 (Brazil)(1)		460,000	464,600
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(1)		575,000	590,812
SCF Capital Ltd., 5.38%, 06/16/23 (Russia)(1)		240,000	237,377
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)		265,000	264,669
Total Industrials			2,697,642

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials — 4.2%
Anglo American Capital PLC, 4.00%, 09/11/27 (United Kingdom)(1)	$555,000	$523,819
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(3)	440,000	491,700
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	310,500
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	515,000	501,825
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Brazil)	328,000	315,639
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Australia)(1)	270,000	269,325
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	765,000	727,557
James Hardie International Finance DAC, 5.00%, 01/15/28 (Ireland)(1)	405,000	394,875
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(1)	210,000	204,488
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	425,000	410,125
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	438,796
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(1)(7)(8)	695,000	257,150
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	305,000	337,147
Yamana Gold, Inc., 4.63%, 12/15/27 (Canada)(1)	430,000	417,054
Total Materials		5,600,000
Telecommunication Services — 1.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)	740,000	669,700
Digicel Ltd., 6.75%, 03/01/23 (Jamaica)(1)	235,000	215,634
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	400,000	421,680
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/28 (Belgium)(1)	400,000	384,000
Wind Tre SpA, 5.00%, 01/20/26 (Italy)(1)	250,000	211,326
Total Telecommunication Services		1,902,340
Total Foreign Bonds
(Cost $40,113,271)		39,093,282
MORTGAGE BACKED SECURITIES — 12.5%
Commercial Mortgage Backed Securities — 2.0%
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34(1)	285,000	288,116
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	89,963	89,351
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34(1)(3)(5)	400,000	398,646
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	811,600
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	972,213
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(3)(5)	162,806	162,606
Total Commercial Mortgage Backed Securities		2,722,532

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Mortgage Securities — 1.3%
Federal National Mortgage Association, 3.50%, 01/01/47	$410,894	$408,341
Federal National Mortgage Association, 3.50%, 07/01/47	425,915	423,268
Federal National Mortgage Association, 4.00%, 07/01/47	520,118	530,428
Federal National Mortgage Association, 4.00%, 08/01/47	403,980	412,009
Total Mortgage Securities		1,774,046
Residential Mortgage Backed Securities — 9.2%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	533,242
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.44%, (1-Month USD LIBOR + 5.85%), 06/25/33(3)	493,393	491,936
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.66%, 01/25/35(3)(5)	421,489	400,322
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	350,000	362,932
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2017-SPL5, 4.00%, 06/28/57(1)(3)(5)	375,000	382,300
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(3)(5)	290,000	300,600
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2017-SPL3, 4.25%, 11/28/53(1)(3)(5)	385,000	399,024
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.89%, 11/25/34(3)(5)	326,675	328,933
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(3)(5)	387,305	384,265
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(3)(5)	459,588	454,916
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	224,303	222,924
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.05%, (1-Month USD LIBOR + 2.15%), 12/17/33(1)(3)	430,000	430,775
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(3)(5)	145,522	145,428
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	90,941	85,373
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(3)(5)	70,367	69,584
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(3)(5)	110,875	108,563
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56(1)(3)(5)	270,296	269,193
Home Equity Mortgage Trust, Class M7, Series 2005-2, 3.58%, (1-Month USD LIBOR + 1.68%), 07/25/35(3)	181,488	181,735
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(3)(5)	368,236	370,263
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(3)(5)	119,500	120,160
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(3)(5)	254,977	256,534

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(3)(5)	$152,366	$153,153
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)(3)(5)	619,693	635,718
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL5, 3.33%, 12/30/32(1)(3)(5)	144,645	144,419
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57(1)(9)	256,120	254,928
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34(1)	275,000	266,437
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	95,857	96,758
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,215,429	1,253,642
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(3)(5)	282,405	275,487
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.91%, 04/25/34(3)(5)	152,597	154,982
Towd Point Mortgage Trust, Class A2, Series 2015-1, 3.25%, 10/25/53(1)(3)(5)	340,000	337,972
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(3)(5)	500,000	502,545
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(3)(5)	425,000	424,358
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(3)(5)	1,195,000	1,167,529
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34(1)	125,000	120,458
VOLT LX LLC, Class A1, Series 2017-NPL7, 3.25%, 06/25/47(1)(9)	223,163	222,447
Total Residential Mortgage Backed Securities		12,309,835
Total Mortgage Backed Securities
(Cost $16,903,218)		16,806,413
TERM LOANS — 12.4%
Aerospace — 0.3%
Transdigm, Inc., 5.05%, (3-Month USD LIBOR + 2.75%), 06/09/23(3)	371,245	373,270
Chemicals — 0.5%
New Arclin U.S. Holding Corp., 5.80%, (3-Month USD LIBOR + 3.75%), 02/14/24(3)	238,975	241,365
OMNOVA Solutions, Inc., 5.15%, (1-Month USD LIBOR + 3.25%), 08/25/23(3)	378,761	383,495
Total Chemicals		624,860
Consumer Durables — 0.5%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 5.91%, (1-Month USD LIBOR + 4.00%), 09/29/24(3)	298,500	303,351
Zodiac Pool Solutions LLC, 6.30%, (3-Month USD LIBOR + 4.00%), 12/20/23(3)	310,153	310,735
Total Consumer Durables		614,086
Consumer Non-Durables — 0.4%
American Greetings Corp., 0.00%, 04/06/24(3)(10)	210,000	211,838
HLF Financing S.a r.l. (HLF Financing US, LLC), 7.40%, (1-Month USD LIBOR + 5.50%), 02/15/23 (Luxembourg)(3)	189,625	192,232

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Non-Durables (continued)
Parfums Holding Co., Inc., 7.05%, (3-Month USD LIBOR + 4.75%), 06/30/24(3)	$193,562	$195,941
Total Consumer Non-Durables		600,011
Energy — 0.7%
Chesapeake Energy Corp., 9.44%, (3-Month USD LIBOR + 7.50%), 08/23/21(3)	71,000	75,260
Delek US Holdings, Inc., 0.00%, 03/31/25(3)(10)	100,000	100,844
Medallion Midland Acquisition, LLC, 5.15%, (1-Month USD LIBOR + 3.25%), 10/30/24(3)	254,363	255,317
MEG Energy Corp., 5.81%, (3-Month USD LIBOR + 3.50%), 12/31/23 (Canada)(3)	94,901	95,506
Traverse Midstream Partners LLC, 5.85%, (3-Month USD LIBOR + 4.00%), 09/27/24(3)	260,000	261,828
Ultra Resources, Inc., 0.00%, 04/12/24(3)(10)	115,000	108,064
Total Energy		896,819
Financials — 0.9%
Asurion, LLC (fka Asurion Corp.), 7.90%, (1-Month USD LIBOR + 6.00%), 08/04/25(3)	546,228	562,615
Ditech Holding Corp., 7.90%, 06/30/22(3)(5)	553,020	521,221
FinCo I LLC (aka Fortress Investment Group), 4.65%, (1-Month USD LIBOR + 2.75%), 12/27/22(3)	159,748	161,678
Genworth Holdings, Inc., 6.40%, (1-Month USD LIBOR + 4.50%), 03/07/23(3)	25,000	25,469
Total Financials		1,270,983
Food and Drug — 0.3%
Albertson’s LLC, 5.29%, (3-Month USD LIBOR + 3.00%), 12/21/22(3)	220,657	219,361
Isagenix International LLC, 0.00%, 04/25/25(3)(10)	180,000	180,900
Total Food and Drug		400,261
Food/Tobacco — 0.5%
Chobani, LLC (Chobani Idaho, LLC), 5.40%, (1-Month USD LIBOR + 3.50%), 10/10/23(3)	187,670	188,921
JBS USA LUX SA, 4.68%, (3-Month USD LIBOR + 2.50%), 10/30/22 (Luxembourg)(3)	133,650	133,734
Milk Specialties Co., 6.30%, (3-Month USD LIBOR + 4.00%), 08/16/23(3)	333,915	335,898
Total Food/Tobacco		658,553
Forest Prod/Containers — 0.1%
Anchor Glass Container Corp., 9.64%, (1-Month USD LIBOR + 7.75%), 12/07/24(3)	111,000	105,589
Gaming/Leisure — 0.8%
Everi Payments, Inc., 5.49%, (3-Month USD LIBOR + 3.50%), 05/09/24(3)	133,988	135,181
Gateway Casinos & Entertainment Ltd., 5.47%, (3-Month USD LIBOR + 3.00%), 12/01/23 (Canada)(3)	85,000	85,797
Playa Resorts Holding B.V., 5.15%, (3-Month USD LIBOR + 3.25%), 04/29/24 (Netherlands) (3)	278,423	280,477
Scientific Games International, Inc., 4.74%, (2-Month USD LIBOR + 2.75%), 08/14/24(3)	15,000	15,109

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Gaming/Leisure (continued)
Seminole Tribe of Florida, Inc., 3.65%, (1-Month USD LIBOR + 1.75%), 07/08/24(3)	$288,550	$291,003
UFC Holdings, LLC, 5.16%, (1-Month USD LIBOR + 3.25%), 08/18/23(3)	274,924	276,740
Total Gaming/Leisure		1,084,307
Health Care — 0.7%
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.06%, (3-Month USD LIBOR + 3.00%), 06/07/23(3)	285,330	288,125
Concordia Healthcare Corp., 6.15%, (1-Month USD LIBOR + 4.25%), 10/21/21 (Canada)(3)	251,193	228,870
PharMerica Corp., 9.65%, (1-Month USD LIBOR + 7.75%), 12/05/25(3)	35,000	35,175
Prospect Medical Holdings, Inc., 7.44%,(1-Month USD LIBOR + 5.50%), 02/22/24(3)	145,000	146,088
U.S. Renal Care, Inc., 6.55%, (3-Month USD LIBOR + 4.25%), 12/30/22(3)	157,887	157,558
Valeant Pharmaceuticals International, Inc., 5.39%, (1-Month USD LIBOR + 3.50%), 04/01/22 (Canada)(3)	139,777	141,517
Total Health Care		997,333
Housing — 0.6%
84 Lumber Co., 7.15%, (1-Month USD LIBOR + 5.25%), 10/25/23(3)	221,375	224,973
Capital Automotive L.P., 7.91%, (1-Month USD LIBOR + 6.00%), 03/24/25(3)	255,905	259,743
CPG International LLC (fka CPG International, Inc.), 5.59%, (3-Month USD LIBOR + 3.75%), 05/05/24(3)	302,394	305,276
Total Housing		789,992
Information Technology — 0.8%
Applied Systems, Inc., 9.30%, (3-Month USD LIBOR + 7.00%), 09/19/25(3)	50,000	51,775
Blackboard, Inc., 7.36%, (3-Month USD LIBOR + 5.00%), 06/30/21(3)	143,558	135,752
Intralinks, Inc., 5.91%, (3-Month USD LIBOR + 4.00%), 11/14/24(3)	124,688	125,727
Kronos, Inc., 10.02%, (3-Month USD LIBOR + 8.25%), 11/01/24(3)	178,000	184,981
SS&C Technologies Holdings, Inc., 0.00%, 04/16/25(3)(10)	119,635	120,585
SS&C Technologies, Inc., 0.00%, 04/16/25(3)(10)	327,178	329,775
Veritas US, Inc., 6.80%, (3-Month USD LIBOR + 4.50%), 01/27/23(3)	149,693	147,705
Total Information Technology		1,096,300
Manufacturing — 0.4%
Accudyne Industries Borrower SCA, 5.15%, (1-Month USD LIBOR + 3.25%), 08/18/24 (Luxembourg)(3)	49,750	50,140
CPI Acquisition, Inc., 0.00%, 08/17/22(3)(10)	535,000	344,182
Filtration Group Corp., 5.30%, (3-Month USD LIBOR + 3.00%), 03/29/25(3)	75,000	75,836
Total Manufacturing		470,158

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom — Diversified Media — 0.3%
Cineworld Finance US, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 02/28/25(3)	$240,000	$239,975
Meredith Corp., 4.90%, (1-Month USD LIBOR + 3.00%), 01/31/25(3)	160,000	161,250
Total Media/Telecom — Diversified Media		401,225
Media/Telecom — Telecommunications — 0.7%
CenturyLink, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 01/31/25(3)	174,563	172,216
Securus Technologies Holdings, Inc., 6.40%, (2-Month USD LIBOR + 4.50%), 11/01/24(3)	374,063	379,907
Securus Technologies Holdings, Inc., 10.15%, (2-Month USD LIBOR + 8.25%), 11/01/25(3)	210,000	212,800
West Corp., 5.90%, (1-Month USD LIBOR + 4.00%), 10/10/24(3)	108,666	109,630
West Corp., 5.40%, (1-Month USD LIBOR + 3.50%), 10/10/24(3)	130,000	130,295
Total Media/Telecom — Telecommunications		1,004,848
Media/Telecom — Wireless Communications — 0.1%
Digicel International Finance Ltd., 5.61%, (3-Month USD LIBOR + 3.25%), 05/27/24 (Bermuda)(3)	74,625	74,672
Metals/Minerals — 0.4%
Contura Energy, Inc., 6.91%, (2-Month USD LIBOR + 5.00%), 03/18/24(3)	270,200	270,875
GrafTech Finance, Inc., 5.40%, (1-Month USD LIBOR + 3.50%) 02/12/25(3)	230,000	231,294
Total Metals/Minerals		502,169
Retail — 0.5%
BJ’s Wholesale Club, Inc., 9.39%, (1-Month USD LIBOR + 7.50%), 02/03/25(3)	199,151	201,889
Leslie’s Poolmart, Inc., 5.40%, (2-Month USD LIBOR + 3.50%), 08/16/23(3)	239,835	242,608
Neiman Marcus Group, Inc. (The), 5.14%, (1-Month USD LIBOR + 3.25%), 10/25/20(3)	303,416	267,575
Total Retail		712,072
Service — 1.8%
Advantage Sales & Marketing, Inc., 5.15%, (3-Month USD LIBOR + 3.25%), 07/23/21(3)	258,324	247,991
Advantage Sales & Marketing, Inc., 8.40%, (3-Month USD LIBOR + 6.50%), 07/25/22(3)	235,000	218,746
Hoya Midco, LLC, 5.40%, (1-Month USD LIBOR + 4.00%), 06/30/24(3)	129,025	129,509
Laureate Education, Inc., 5.40%, 04/26/24 (1-Month USD LIBOR + 4.00%)(3)	222,186	223,991
NAB Holdings, LLC, 5.30%, (3-Month USD LIBOR + 3.00%), 07/01/24(3)	159,200	160,460
Opal Acquisition, Inc., 0.00%, 11/27/20(3)(10)	145,000	142,523
Red Ventures, LLC, 5.90%, (1-Month USD LIBOR + 4.00%), 11/08/24(3)	348,250	352,995
Sedgwick Claims Management Services, Inc., 7.65%, (1-Month USD LIBOR + 5.75%), 02/28/22(3)	650,000	656,906
TKC Holdings, Inc., 6.16%, (3-Month USD LIBOR + 4.25%), 02/01/23(3)	351,550	355,285
Total Service		2,488,406

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Transportation — Automotive — 0.3%
Navistar, Inc., 5.40%, (1-Month USD LIBOR + 3.50%), 11/06/24(3)	$359,100	$361,962
Utilities — 0.8%
APLP Holdings Limited Partnership, 5.38%, (1-Month USD LIBOR + 3.50%), 04/13/23 (Canada)(3)	397,071	399,678
Talen Energy Supply, LLC, 5.90%, (1-Month USD LIBOR + 4.00%), 04/15/24(3)	355,680	353,086
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.40%, (1-Month USD LIBOR + 2.50%), 08/04/23(3)	320,434	323,037
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.40%, (1-Month USD LIBOR + 2.50%), 08/04/23(3)	56,515	56,974
Total Utilities		1,132,775
Total Term Loans
(Cost $16,645,264)		16,660,651
ASSET BACKED SECURITIES — 6.4%
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	442,856	435,288
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	434,559
Chrysler Capital Auto Receivables Trust, Class D, Series 2016-BA, 3.51%, 09/15/23(1)	470,000	463,967
Conn’s Receivables Funding LLC, Class B, Series 2017-B, 4.52%, 11/15/20(1)	415,000	417,465
Consumer Installment Loan Trust, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	98,953	98,962
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	375,328	372,530
DT Auto Owner Trust, Class C, Series 2018-1A, 3.47%, 12/15/23(1)	375,000	374,771
Exeter Automobile Receivables Trust, Class D, Series 2014-3A, 5.69%, 04/15/21(1)	575,000	587,627
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	435,000	444,508
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	525,927
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22(1)	440,000	434,271
GLS Auto Receivables Trust, Class B, Series 2018-1A, 3.52%, 08/15/23(1)	470,000	465,031
GLS Auto Receivables Trust, Class C, Series 2017-1A, 3.50%, 07/15/22(1)	560,000	553,348
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29(1)	500,000	501,447
OnDeck Asset Securitization Trust LLC, Class A, Series 2018-1A, 3.50%, 04/18/22(1)	370,000	369,989
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(1)	565,000	564,222
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29(1)	515,000	512,132
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	422,959

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
TGIF Funding LLC, Class A2, Series 2017-1A, 6.20%, 04/30/47(1)	$392,000	$394,607
Upstart Securitization Trust, Class B, Series 2018-1, 3.89%, 08/20/25(1)	295,000	295,148
Total Asset Backed Securities
(Cost $8,699,847)		8,668,758
MONEY MARKET FUND — 1.9%
JP Morgan U.S. Government Money Market Institutional Shares, 1.56%(11) (Cost $2,607,501)	2,607,501	2,607,501
TOTAL INVESTMENTS — 99.4%
(Cost $136,290,516)		134,058,988
Other Assets in Excess of Liabilities — 0.6%		765,736
Net Assets — 100.0%		$134,824,724

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2018, the aggregate value of these securities was $64,297,334, or 47.69% of net assets.
(2)	Is In Default.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(4)	Perpetual security with no stated maturity date.
(5)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(6)	Payment in-kind security.100% of the income was received in cash.
(7)	This security is subject to US and/or EU sanctions.
(8)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2018.
(10)	The loan will settle after April 30, 2018 at which the interest will be determined.
(11)	The rate shown reflects the seven-day yield as of April 30, 2018.

Abbreviations:

LIBOR — London InterBank Offered Rate

CMT — 1 Year Constant Maturity Treasury Index

MTN — Medium Term Note

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$50,222,383	$—	$50,222,383
Foreign Bonds	—	38,836,132	257,150	39,093,282
Mortgage Backed Securities	—	16,806,413	—	16,806,413
Term Loans	—	16,660,651	—	16,660,651
Asset Backed Securities	—	8,668,758	—	8,668,758
Money Market Fund	2,607,501	—	—	2,607,501
Total	$2,607,501	$131,194,337	$257,150	$134,058,988

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. The Fund transferred $709,080 from Level 2 to Level 3 due to change in data availability used in investment valuation during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2018:

Foreign Bonds
Balance as of October 31, 2017	$—
Realized gain (loss)	2,433
Change in unrealized appreciation (depreciation)	(451,930)
Purchases	—
Sales	(2,433)
Amortization (accretion)	—
Transfers into Level 3	709,080
Transfers out of Level 3	—
Balance as of April 30, 2018	257,150
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2018:	$(451,930)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks — 97.8%

Consumer Discretionary — 12.1%
Amazon.com, Inc.*	33	$51,682
Barratt Developments PLC (United Kingdom)	1,360	10,448
Berkeley Group Holdings PLC (United Kingdom)	232	13,006
Best Buy Co., Inc.	308	23,571
Compass Group PLC (United Kingdom)	988	21,219
Daimler AG (Germany)	380	30,057
Discovery, Inc. Class C*	676	15,021
Dollar General Corp.	220	21,237
Fiat Chrysler Automobiles NV (United Kingdom)*	1,121	25,138
Haier Electronics Group Co. Ltd. (Hong Kong)*	3,785	13,165
Home Depot, Inc. (The)	226	41,765
Hotel Shilla Co. Ltd. (South Korea)	126	13,685
Hyundai Mobis Co. Ltd. (South Korea)	48	11,146
ITV PLC (United Kingdom)	5,600	11,692
Kering (France)	52	30,116
Kia Motors Corp. (South Korea)	507	15,712
Kohl’s Corp.	300	18,636
Lear Corp.	120	22,436
Macy’s, Inc.	452	14,044
Michael Kors Holdings Ltd.*	272	18,610
Naspers Ltd. Class N (South Africa)	45	11,045
Netflix, Inc.*	109	34,058
Omnicom Group, Inc.	166	12,228
Panasonic Corp. (Japan)	1,195	17,840
Ralph Lauren Corp.	128	14,061
Renault SA (France)	156	16,924
Sony Corp. (Japan)	355	17,536
Starbucks Corp.	436	25,100
Subaru Corp. (Japan)	471	15,851
Suzuki Motor Corp. (Japan)	258	13,903
Target Corp.	381	27,661
Telenet Group Holding NV (Belgium)*	256	15,012
Total Consumer Discretionary		643,605

Consumer Staples — 4.7%
Altria Group, Inc.	564	31,646
Chocoladefabriken Lindt & Spruengli AG (Switzerland)*	4	25,752
Danone SA (France)	220	17,824
Nestle SA (Switzerland)	350	27,188
PepsiCo, Inc.	256	25,840
Pernod Ricard SA (France)	160	26,577
Pick n Pay Stores Ltd. (South Africa)	3,864	24,932
SPAR Group Ltd. (The) (South Africa)	1,336	22,663
Tesco PLC (United Kingdom)	7,030	22,831
Walgreens Boots Alliance, Inc.	342	22,726
Total Consumer Staples		247,979

Energy — 10.1%
Anadarko Petroleum Corp.	307	20,667
Apache Corp.	555	22,727
BP PLC (United Kingdom)	3,687	27,309
China Petroleum & Chemical Corp. Class H (China)	23,868	23,325
CNOOC Ltd. (China)	11,043	18,516
Concho Resources, Inc.*	127	19,966
ConocoPhillips	335	21,943
EOG Resources, Inc.	225	26,588

Security Description	Shares	Value
Common Stocks (continued)

Energy (continued)
EQT Corp.	220	$11,042
Halliburton Co.	585	30,999
LUKOIL PJSC (Russia)(1)	379	24,972
Marathon Oil Corp.	1,330	24,273
Marathon Petroleum Corp.	232	17,379
Occidental Petroleum Corp.	232	17,924
OMV AG (Austria)	255	15,859
Petronas Dagangan Bhd (Malaysia)	2,285	15,725
Pioneer Natural Resources Co.	105	21,163
Reliance Industries Ltd. (India)(2)(3)	617	17,831
Royal Dutch Shell PLC Class B (Netherlands)	1,510	54,081
SK Innovation Co. Ltd. (South Korea)	86	15,822
Statoil ASA (Norway)	695	17,803
TransCanada Corp. (Canada)	530	22,472
Valero Energy Corp.	371	41,155
Yanzhou Coal Mining Co. Ltd. Class H (China)	6,009	7,625
Total Energy		537,166

Financials — 21.3%
3i Group PLC (United Kingdom)	1,852	24,008
Affiliated Managers Group, Inc.	88	14,508
Aflac, Inc.	484	22,056
AIA Group Ltd. (Hong Kong)	2,644	23,817
Allstate Corp. (The)	204	19,955
American Express Co.	243	23,996
Arch Capital Group Ltd.*	212	16,988
Assicurazioni Generali SpA (Italy)	820	16,576
Australia & New Zealand Banking Group Ltd. (Australia)	744	15,034
Aviva PLC (United Kingdom)	4,290	31,243
AXA SA (France)	712	20,395
Banco do Brasil SA (Brazil)	972	10,183
Bank Central Asia Tbk PT (Indonesia)	9,795	15,559
Bank of New York Mellon Corp. (The)	394	21,477
Barclays PLC (United Kingdom)	7,132	20,349
BNP Paribas SA (France)	308	23,797
Capital One Financial Corp.	304	27,548
Chailease Holding Co. Ltd. (Taiwan)	4,571	16,840
Chiba Bank Ltd. (The) (Japan)	1,880	15,202
Cincinnati Financial Corp.	280	19,695
Commonwealth Bank of Australia (Australia)	372	20,114
Dai-ichi Life Holdings, Inc. (Japan)	1,025	20,384
Deutsche Bank AG (Germany)	940	12,902
Discover Financial Services	344	24,510
E*TRADE Financial Corp.*	430	26,092
Everest Re Group Ltd.	72	16,752
Franklin Resources, Inc.	468	15,744
Hartford Financial Services Group, Inc. (The)	460	24,766
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	640	20,973
KB Financial Group, Inc. (South Korea)	276	15,815
Kinnevik AB Class B (Sweden)	513	18,577
Lloyds Banking Group PLC (United Kingdom)	28,800	25,637
MetLife, Inc.	520	24,788
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,948	13,065
Mizuho Financial Group, Inc. (Japan)	6,084	11,042
National Australia Bank Ltd. (Australia)	776	16,913
NN Group NV (Netherlands)	432	20,706
Old Mutual PLC (United Kingdom)	3,977	13,776

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Financials (continued)
Ping An Insurance Group Co. of China Ltd. Class H (China)	1,866	$18,437
Principal Financial Group, Inc.	348	20,609
Progressive Corp. (The)	553	33,340
Prudential Financial, Inc.	256	27,218
Reinsurance Group of America, Inc.	111	16,583
Royal Bank of Canada (Canada)	260	19,772
Royal Bank of Scotland Group PLC (United Kingdom)*	3,296	12,261
Shin Kong Financial Holding Co. Ltd. (Taiwan)	31,507	12,939
Societe Generale SA (France)	316	17,346
Sumitomo Mitsui Financial Group, Inc. (Japan)	318	13,235
Synchrony Financial	644	21,361
T Rowe Price Group, Inc.	185	21,057
TD Ameritrade Holding Corp.	314	18,240
Torchmark Corp.	293	25,415
Toronto-Dominion Bank (The) (Canada)	468	26,284
Travelers Cos., Inc. (The)	166	21,846
US Bancorp	478	24,115
Voya Financial, Inc.	348	18,218
Westpac Banking Corp. (Australia)	764	16,473
Total Financials		1,126,531

Health Care — 11.6%
Abbott Laboratories	423	24,589
Agilent Technologies, Inc.	320	21,037
AmerisourceBergen Corp.	155	14,040
Amgen, Inc.	240	41,875
Becton Dickinson and Co.	112	25,969
Centene Corp.*	246	26,711
Cigna Corp.	162	27,835
CSPC Pharmaceutical Group Ltd. (China)	5,921	15,239
CVS Health Corp.	715	49,928
Danaher Corp.	243	24,378
Eli Lilly & Co.	328	26,591
Express Scripts Holding Co.*	598	45,269
Gilead Sciences, Inc.	483	34,887
Hologic, Inc.*	516	20,016
Humana, Inc.	84	24,711
Incyte Corp.*	181	11,211
Johnson & Johnson	406	51,355
Lonza Group AG (Switzerland)*	84	20,699
Pfizer, Inc.	1,021	37,379
Shire PLC	402	21,396
Sinopharm Group Co. Ltd. Class H (China)	3,108	13,107
Straumann Holding AG (Switzerland)	25	17,091
Zimmer Biomet Holdings, Inc.	155	17,851
Total Health Care		613,164

Industrials — 9.1%
3M Co.	7	1,361
Boeing Co. (The)	82	27,352
Canadian National Railway Co. (Canada)	296	22,862
Caterpillar, Inc.	160	23,098
CNH Industrial NV (United Kingdom)	1,132	13,998
CSX Corp.	205	12,175
Cummins, Inc.	102	16,306
Dai Nippon Printing Co. Ltd. (Japan)	800	17,256
Daikin Industries Ltd. (Japan)	140	16,399

Security Description	Shares	Value
Common Stocks (continued)

Industrials (continued)
Deere & Co.	148	$20,029
Deutsche Lufthansa AG (Germany)	621	18,125
FANUC Corp. (Japan)	75	16,163
Fluor Corp.	244	14,384
Honeywell International, Inc.	188	27,200
IHS Markit Ltd.*	385	18,915
Jacobs Engineering Group, Inc.	256	14,871
Johnson Controls International PLC	453	15,343
Komatsu Ltd. (Japan)	400	13,721
Mitsubishi Electric Corp. (Japan)	1,150	17,678
RELX NV (United Kingdom)	1,188	25,271
Roper Technologies, Inc.	95	25,098
Schindler Holding AG (Switzerland)	87	17,479
Sumitomo Corp. (Japan)	961	17,313
Toppan Printing Co. Ltd. (Japan)	2,200	18,434
Toshiba Corp. (Japan)*	6,364	17,057
Transurban Group (Australia)	1,944	16,977
Volvo AB Class B (Sweden)	1,048	17,856
Total Industrials		482,721

Information Technology — 18.1%
Adobe Systems, Inc.*	271	60,054
Alibaba Group Holding Ltd. (China)*(1)	68	12,141
Alliance Data Systems Corp.	56	11,371
ASML Holding NV (Netherlands)	120	22,824
Broadcom, Inc.	145	33,266
CA, Inc.	719	25,021
Canon, Inc. (Japan)	710	24,615
Cisco Systems, Inc.	1,456	64,486
Citrix Systems, Inc.*	172	17,701
Compal Electronics, Inc. (Taiwan)	21,524	14,113
F5 Networks, Inc.*	163	26,584
FleetCor Technologies, Inc.*	80	16,582
Hon Hai Precision Industry Co. Ltd. (Taiwan)	5,008	14,032
HP, Inc.	1,980	42,550
Infosys Ltd. (India)(1)	1,072	18,942
International Business Machines Corp.	217	31,456
Juniper Networks, Inc.	584	14,361
KLA-Tencor Corp.	149	15,159
Lam Research Corp.	108	19,986
Micron Technology, Inc.*	934	42,945
NetApp, Inc.	326	21,705
Nintendo Co. Ltd. (Japan)	56	23,651
NVIDIA Corp.	109	24,514
QUALCOMM, Inc.	466	23,771
Ricoh Co. Ltd. (Japan)	1,035	10,140
Samsung Electronics Co. Ltd. (South Korea)	6	14,887
SAP SE (Germany)	195	21,763
Seagate Technology PLC	296	17,135
ServiceNow, Inc.*	132	21,930
Skyworks Solutions, Inc.	140	12,146
STMicroelectronics N.V. (Switzerland)	553	12,101
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,164	24,276
TE Connectivity Ltd.	210	19,268
Tencent Holdings Ltd. (China)	309	15,394
Tokyo Electron Ltd. (Japan)	84	16,178
Twitter, Inc.*	449	13,609
Visa, Inc. Class A	428	54,305
The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Western Digital Corp.	228	$17,964
Western Union Co. (The)	633	12,502
Wirecard AG (Germany)	145	19,804
Workday, Inc. Class A*	112	13,982
WPG Holdings Ltd. (Taiwan)	13,632	18,453
Total Information Technology		957,667

Materials — 5.1%
Air Products & Chemicals, Inc.	124	20,124
Anglo American PLC (United Kingdom)	1,262	29,699
BHP Billiton Ltd. (Australia)	927	21,600
CF Industries Holdings, Inc.	292	11,330
Covestro AG (Germany)(2)	164	14,964
FMC Corp.	132	10,524
Glencore PLC (Switzerland)*	4,120	19,892
JFE Holdings, Inc. (Japan)	674	13,900
Jiangxi Copper Co. Ltd. Class H (China)	8,718	12,507
LANXESS AG (Germany)	167	12,415
LyondellBasell Industries NV Class A	202	21,357
Mitsubishi Chemical Holdings Corp. (Japan)	1,600	15,214
Newmont Mining Corp.	416	16,345
Nitto Denko Corp. (Japan)	164	12,227
Norsk Hydro ASA (Norway)	2,226	13,890
Stora Enso OYJ Class R (Finland)	699	13,873
Vale SA (Brazil)	951	13,212
Total Materials		273,073

Real Estate — 1.7%
Ascendas Real Estate Investment Trust (Singapore)	14,000	28,190
Ayala Land, Inc. (Philippines)	14,000	11,038
Link REIT (Hong Kong)	2,688	23,837
Swiss Prime Site AG (Switzerland)*	272	25,539
Total Real Estate		88,604

Telecommunication Services — 1.9%
China Mobile Ltd. (China)	2,456	23,532
Telecom Italia SpA/Milano (Italy)*	21,346	21,091
Telefonica Deutschland Holding AG (Germany)	2,612	12,494
T-Mobile US, Inc.*	193	11,678
Vodafone Group PLC (United Kingdom)	11,346	33,052
Total Telecommunication Services		101,847

Security Description	Shares	Value
Common Stocks (continued)

Utilities—2.1%
Chubu Electric Power Co., Inc. (Japan)	1,314	$20,596
Edison International	251	16,445
Fortis, Inc./Canada (Canada)	944	31,688
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	3,200	15,251
Xcel Energy, Inc.	584	27,355
Total Utilities		111,335

Total Common Stocks
(Cost $5,007,293)		5,183,692

PREFERRED STOCKS — 1.6%

Consumer Discretionary — 0.5%
Volkswagen AG, 1.17% (Germany)(4)	135	28,014

Consumer Staples — 0.3%
Henkel AG & Co. KGaA, 1.72% (Germany)(4)	138	17,565

Energy — 0.4%
Petroleo Brasileiro SA, 0.00% (Brazil)*	2,900	19,015

Financials-0.4%
Itau Unibanco Holding SA, 6.13% (Brazil)(4)	1,372	19,978

Total Preferred Stocks
(Cost $80,128)		84,572

MONEY MARKET FUND — 0.4%
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(5) (Cost $22,242)	22,242	22,242

TOTAL INVESTMENTS — 99.8%
(Cost $5,109,663)		5,290,506
Other Assets in Excess of Liabilities — 0.2%		8,591
Net Assets — 100.0%		$5,299,097

*	Non-income producing security.

(1)	American Depositary Receipts.

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2018, the aggregate value of these securities was $32,795, or 0.62% of net assets.

(3)	Global Depositary Receipts.

(4)	Rate shown reflects the effective yield as of April 30, 2018.

(5)	The rate shown reflects the seven-day yield as of April 30, 2018.
The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,168,805	$14,887	$—	$5,183,692
Preferred Stocks	84,572	—	—	84,572
Money Market Fund	22,242	—	—	22,242
Total	$5,275,619	$14,887	$—	$5,290,506

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2018 (unaudited)

	InfraCap REIT Preferred ETF	iSectors® Post-MPT Growth ETF	Virtus Cumberland Municipal Bond ETF	Virtus Glovista Emerging Markets ETF	Virtus LifeSci Biotech Clinical Trials ETF
Assets:
Investments, at cost	$22,526,633	$12,789,798	$13,544,878	$25,821,977	$78,942,491
Investments, at value (including securities on loan)[1]	21,567,289	13,202,953	13,492,892	25,812,466	81,259,115
Foreign currency	—	—	—	2,692	—
Receivables:
Dividends and interest	7,233	39	179,944	38,067	81
Due from Sub-Adviser	—	—	391	—	—
Securities lending	—	—	—	—	25,245
Investment securities sold	—	1,765,668	—	5,280,055	—
Reclaim	—	—	—	2,789	—
Prepaid expenses	—	29	13,596	85	56
Total Assets	21,574,522	14,968,689	13,686,823	31,136,154	81,284,497

Liabilities:
Payables:
Investment securities purchased	—	1,766,389	—	4,422,932	—
Deferred foreign tax payable	—	—	—	14,746	—
Collateral for securities on loan	—	—	—	—	9,997,827
Sub-Advisory fees	—	6,754	—	—	—
Advisory fees	7,729	1,023	—	15,348	46,889
Professional fees	—	—	54,468	—	—
Trustee fees	—	—	293	—	—
Other accrued expenses	—	—	23,928	7,919	—
Total Liabilities	7,729	1,774,166	78,689	4,460,945	10,044,716
Net Assets	$21,566,793	$13,194,523	$13,608,134	$26,675,209	$71,239,781

Net Assets Consist of:
Paid-in capital	$23,130,906	$12,538,480	$13,542,508	$27,140,861	$81,876,541
Undistributed net investment income/(distributions in excess of net investment income)	34,699	33,971	35,511	138,603	(662,663)
Undistributed (Accumulated) net realized gain (loss) on investments	(639,468)	208,917	82,101	(594,372)	(12,290,721)
Net unrealized appreciation (depreciation) on investments	(959,344)	413,155	(51,986)	(9,883)	2,316,624
Net Assets	$21,566,793	$13,194,523	$13,608,134	$26,675,209	$71,239,781
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	900,004	500,004	550,004	1,050,004	2,300,004
Net asset value per share	$23.96	$26.39	$24.74	$25.40	$30.97
1 Market value of securities on loan	$—	$—	$—	$—	$17,446,858
Foreign currency, at cost	$—	$—	$—	$2,690	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

April 30, 2018 (unaudited)

	Virtus LifeSci Biotech Products ETF	Virtus Newfleet Multi-Sector Bond ETF	Virtus WMC Global Factor Opportunities ETF
Assets:
Investments, at cost	$37,988,852	$136,290,516	$5,109,663
Investments, at value (including securities on loan)[1]	39,179,085	134,058,988	5,290,506
Cash	—	105,751	—
Foreign currency	—	—	570
Receivables:
Investment securities sold	—	2,203,760	396
Dividends and interest	45	1,272,570	10,850
Securities lending	5,731
Reclaim	—	—	804
Prepaid expenses	56	50,013	—
Total Assets	39,184,917	137,691,082	5,303,126

Liabilities:
Payables:
Investment securities purchased	—	1,407,646	397
Collateral for securities on loan	6,951,308	—	—
Capital shares payable	—	1,225,860	—
Advisory fees	21,089	129,526	3,610
Professional fees	—	64,744	—
Other accrued expenses	—	38,582	22
Total Liabilities	6,972,397	2,866,358	4,029
Net Assets	$32,212,520	$134,824,724	$5,299,097

Net Assets Consist of:
Paid-in capital	$31,830,858	$136,539,179	$5,000,100
Undistributed net investment income/(distributions in excess of net investment income)	(148,280)	208,751	26,209
Undistributed (Accumulated) net realized gain (loss) on investments	(660,291)	310,174	92,108
Net unrealized appreciation (depreciation) on investments	1,190,233	(2,233,380)	180,680
Net Assets	$32,212,520	$134,824,724	$5,299,097
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	800,004	5,500,004	200,004
Net asset value per share	$40.27	$24.51	$26.49
1 Market value of securities on loan	$9,373,550	$—	$—
Foreign currency, at cost	$—	$—	$572

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2018 (unaudited)

	InfraCap REIT Preferred ETF	iSectors® Post-MPT Growth ETF	Virtus Cumberland Municipal Bond ETF	Virtus Glovista Emerging Markets ETF[1]	Virtus LifeSci Biotech Clinical Trials ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$739,805	$139,281	$2,468	$252,776	$152
Interest income	—	—	212,020	—	—
Securities lending, net of fees	—	—	—	—	72,109
Total Investment Income	739,805	139,281	214,488	252,776	72,261

Expenses:
Advisory fees	49,020	8,332	19,069	65,360	187,612
Tax expense	43	57	—	—	57
Custody fees	—	—	493	—	—
Sub-Advisory fees	—	54,994	19,069	—	—
Exchange listing fees	—	—	6,816	—	—
Professional fees	—	—	23,338	—	—
Insurance fees	—	—	1,716	—	—
Accounting and administration fees	—	—	2,952	—	—
Transfer agent fees	—	—	4,231	—	—
Trustee fees	—	—	4,380	—	—
Report to shareholders fees	—	—	3,906	—	—
Offering costs	—	—	1,674	—	—
Pricing fees	—	—	6,731	—	—
Other expenses	—	—	6	—	—
Total Expenses	49,063	63,383	94,381	65,360	187,669
Less expense waivers/reimbursements	—	(13,332)	(48,459)	(2,883)	—
Net Expenses	49,063	50,051	45,922	62,477	187,669
Net Investment Income (Loss)	690,742	89,230	168,566	190,299	(115,408)

Net Realized Gain (Loss) on:
Investments	(612,368)	296,004	82,105	(594,779)	(1,713,641)
In-kind transactions	—	—	—	—	4,921,653
Foreign currency transactions	—	—	—	407	—
Total Net Realized Gain (Loss)	(612,368)	296,004	82,105	(594,372)	3,208,012

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(1,041,594)	(525,354)	(383,060)	(9,511)	(1,833,113)
Foreign currency transactions	—	—	—	(372)	—

Total Change in Net Unrealized Appreciation (Depreciation)	(1,041,594)	(525,354)	(383,060)	(9,883)	(1,833,113)
Net Realized and Change in Unrealized Gain (Loss)	(1,653,962)	(229,350)	(300,955)	(604,255)	1,374,899
Net Increase (Decrease) in Net Assets Resulting from Operations	$(963,220)	$(140,120)	$(132,389)	$(413,956)	$1,259,491

Foreign withholding taxes	$—	$—	$—	$33,869	$—

1	From November 7, 2017 (Commencement of operations) through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Period Ended April 30, 2018 (unaudited)

	Virtus LifeSci Biotech Products ETF	Virtus Newfleet Multi-Sector Bond ETF	Virtus WMC Global Factor Opportunities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$29,681	$—	$56,320
Interest Income	—	4,065,753	241
Securities lending, net of fees	35,783	—	—
Total Investment Income	65,464	4,065,753	56,561

Expenses:
Advisory fees	145,002	542,861	12,782
Custody fees	—	4,859	—
Exchange listing fees	—	5,035	—
Professional fees	—	14,499	—
Insurance fees	—	3,452	—
Accounting and administration fees	—	29,227	—
Transfer agent fees	—	8,643	—
Trustee fees	—	4,239	—
Report to shareholders fees	—	3,225	—
Tax expense	57	—	30
Pricing fees	—	16,629	—
Other expenses	—	215	—
Total Expenses	145,059	632,884	12,812
Less expense waivers/reimbursements	—	(12,471)	—
Net Expenses	145,059	620,413	12,812
Net Investment Income (Loss)	(79,595)	3,445,340	43,749

Net Realized Gain (Loss) on:
Investments	(733,095)	383,113	93,497
In-kind transactions	4,910,779	1,084	—
Foreign currency transactions	—	(910)	353
Total Net Realized Gain (Loss)	4,177,684	383,287	93,850

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(2,704,779)	(5,636,548)	161,942
Foreign currency transactions	—	105	(169)
Total Change in Net Unrealized Appreciation (Depreciation)	(2,704,779)	(5,636,443)	161,773
Net Realized and Change in Unrealized Gain (Loss)	1,472,905	(5,253,156)	255,623
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,393,310	$(1,807,816)	$299,372

Foreign withholding taxes	$—	$—	$2,948

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	InfraCap REIT Preferred ETF		iSectors® Post-MPT Growth ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Period February 7, 2017[1] Through October 31, 2017	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$690,742	$506,827	$89,230	$134,982
Net realized gain (loss) on investments	(612,368)	10,405	296,004	521,147
Net change in unrealized appreciation (depreciation) on investments	(1,041,594)	82,250	(525,354)	1,013,409
Net increase (decrease) in net assets resulting from operations	(963,220)	599,482	(140,120)	1,669,538

Distributions to Shareholders from:
Net investment income	(652,503)	(554,337)	(140,746)	(60,825)
Total distributions	(652,503)	(554,337)	(140,746)	(60,825)

Shareholder Transactions:
Proceeds from shares sold	2,573,173	20,564,198	—	4,966,461
Cost of shares redeemed	—	—	—	(2,435,021)
Net increase in net assets resulting from shareholder transactions	2,573,173	20,564,198	—	2,531,440
Increase (decrease) in net assets	957,450	20,609,343	(280,866)	4,140,153

Net Assets:
Beginning of period	20,609,343	—	13,475,389	9,335,236
End of period	$21,566,793	$20,609,343	$13,194,523	$13,475,389
Undistributed net investment income/(distributions in excess of net investment income)	34,699	(3,540)	33,971	85,487

Changes in Shares Outstanding:
Shares outstanding, beginning of period	800,004	—	500,004	400,004
Shares sold	100,000	800,004	—	200,000
Shares redeemed	—	—	—	(100,000)
Shares outstanding, end of period	900,004	800,004	500,004	500,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Cumberland Municipal Bond ETF		Virtus Glovista Emerging Markets ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Period January 17, 2017[1] Through October 31, 2017	For the Period November 7, 2017[1] Through April 30, 2018 (unaudited)

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$168,566	$378,358	$190,299
Net realized gain (loss) on investments	82,105	223,262	(594,372)
Net change in unrealized appreciation (depreciation) on investments	(383,060)	331,074	(9,883)
Net increase (decrease) in net assets resulting from operations	(132,389)	932,694	(413,956)

Distributions to Shareholders from:
Net investment income	(192,607)	(318,806)	(51,696)
Net realized gains	(223,266)	—	—
Total distributions	(415,873)	(318,806)	(51,696)

Shareholder Transactions:
Proceeds from shares sold	1,299,481	24,998,500	27,140,861
Cost of shares redeemed	(3,804,730)	(8,950,743)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(2,505,249)	16,047,757	27,140,861
Increase (decrease) in net assets	(3,053,511)	16,661,645	26,675,209

Net Assets:
Beginning of period	16,661,645	—	—
End of period	$13,608,134	$16,661,645	$26,675,209
Undistributed net investment income/(distributions in excess of net investment income)	35,511	59,552	138,603

Changes in Shares Outstanding:
Shares outstanding, beginning of period	650,004	—	—
Shares sold	50,000	1,000,004	1,050,004
Shares redeemed	(150,000)	(350,000)	—
Shares outstanding, end of period	550,004	650,004	1,050,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(115,408)	$(125,271)	$(79,595)	$68,690
Net realized gain (loss) on investments	3,208,012	(3,329,315)	4,177,684	1,814,779
Net change in unrealized appreciation (depreciation) on investments	(1,833,113)	12,951,955	(2,704,779)	7,433,275
Net increase (decrease) in net assets resulting from operations	1,259,491	9,497,369	1,393,310	9,316,744

Distributions to Shareholders from:
Net investment income	(326,965)	—	(68,685)	—
Total distributions	(326,965)	—	(68,685)	—

Shareholder Transactions:
Proceeds from shares sold	48,648,864	14,913,738	5,996,439	15,741,453
Cost of shares redeemed	(8,842,690)	(11,955,467)	(12,485,556)	(10,811,233)
Net increase (decrease) in net assets resulting from shareholder transactions	39,806,174	2,958,271	(6,489,117)	4,930,220
Increase (decrease) in net assets	40,738,700	12,455,640	(5,164,492)	14,246,964

Net Assets:
Beginning of period	30,501,081	18,045,441	37,377,012	23,130,048
End of period	$71,239,781	$30,501,081	$32,212,520	$37,377,012
Undistributed net investment income/(distributions in excess of net investment income)	(662,663)	(220,290)	(148,280)	—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,100,004	1,000,004	950,004	800,004
Shares sold	1,500,000	650,000	150,000	450,000
Shares redeemed	(300,000)	(550,000)	(300,000)	(300,000)
Shares outstanding, end of period	2,300,004	1,100,004	800,004	950,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet Multi-Sector Bond ETF		Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (unaudited)	For the Period October 10, 2017[1] Through October 31, 2017

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$3,445,340	$7,948,778	$43,749	$2,084
Net realized gain (loss) on investments	383,287	2,853,526	93,850	(1,957)
Net change in unrealized appreciation (depreciation) on investments	(5,636,443)	(734,753)	161,773	18,907
Net increase (decrease) in net assets resulting from operations	(1,807,816)	10,067,551	299,372	19,034

Distributions to Shareholders from:
Net investment income	(3,511,255)	(7,931,960)	(19,409)	—
Net realized gain	(2,867,906)	(2,638,127)	—	—
Total distributions	(6,379,161)	(10,570,087)	(19,409)	—

Shareholder Transactions:
Proceeds from shares sold	6,370,775	48,492,343	—	5,000,100
Cost of shares redeemed	(32,642,637)	(46,179,993)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(26,271,862)	2,312,350	—	5,000,100
Increase (decrease) in net assets	(34,458,839)	1,809,814	279,963	5,019,134

Net Assets:
Beginning of period	169,283,563	167,473,749	5,019,134	—
End of period	$134,824,724	$169,283,563	$5,299,097	$5,019,134
Undistributed net investment income/(distributions in excess of net investment income)	208,751	274,666	26,209	1,869

Changes in Shares Outstanding:
Shares outstanding, beginning of period	6,550,004	6,450,004	200,004	—
Shares sold	250,000	1,900,000	—	200,004
Shares redeemed	(1,300,000)	(1,800,000)	—	—
Shares outstanding, end of period	5,500,004	6,550,004	200,004	200,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Period February 7, 2017[1] Through October 31, 2017

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.76	$25.06
Investment operations:
Net investment income[2]	0.78	1.03
Net realized and unrealized gain (loss)	(1.85)	0.60
Total from investment operations	(1.07)	1.63

Less Distributions from:
Net investment income	(0.73)	(0.93)
Total distributions	(0.73)	(0.93)
Net Asset Value, End of period	$23.96	$25.76
Net Asset Value Total Return[3]	(4.24)%	6.54%
Net assets, end of period (000’s omitted)	$21,567	$20,609

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45%[4,5]	0.45%[4]
Net investment income	6.34%[4]	5.48%[4]
Portfolio turnover rate[6]	38%[7]	91%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	iSectors® Post-MPT Growth ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Period August 16, 2016[1] Through October 31, 2016

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.95	$23.34	$24.89
Investment operations:
Net investment income[2]	0.18	0.31	0.04
Net realized and unrealized gain (loss)	(0.46)	3.45	(1.59)
Total from investment operations	(0.28)	3.76	(1.55)

Less Distributions from:
Net investment income	(0.28)	(0.15)	—
Total distributions	(0.28)	(0.15)	—
Net Asset Value, End of period	$26.39	$26.95	$23.34
Net Asset Value Total Return[3]	(1.07)%	16.20%	(6.25)%
Net assets, end of period (000’s omitted)	$13,195	$13,475	$9,335

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:[4]
Expenses, net of expense waivers	0.75%[5,6]	0.81%	0.95%[5]
Expenses, prior to expense waivers	0.95%[5,6]	0.95%	0.95%[5]
Net investment income	1.34%[5]	1.25%	0.80%[5]
Portfolio turnover rate[7]	71%[8]	207%	78%[8]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Does not include expenses of the underlying funds in which the Fund invests.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Does not include portfolio activity of the underlying funds in which the Fund invests.
8	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Cumberland Municipal Bond ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Period January 17, 2017[1] Through October 31, 2017

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.63	$25.00
Investment operations:
Net investment income[2]	0.27	0.41
Net realized and unrealized gain (loss)	(0.52)	0.56
Total from investment operations	(0.25)	0.97

Less Distributions from:
Net investment income	(0.32)	(0.34)
Net realized gains	(0.32)	—
Total distributions	(0.64)	(0.34)
Net Asset Value, End of period	$24.74	$25.63
Net Asset Value Total Return[3]	(1.00)%	3.92%
Net assets, end of period (000’s omitted)	$13,608	$16,662

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]	0.59%[4]
Expenses, prior to expense waivers	1.21%[4]	1.07%[4]
Net investment income	2.17%[4]	2.05%[4]
Portfolio turnover rate[5]	10%[6]	60%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Virtus Glovista Emerging Markets ETF
For the Period November 7, 2017[1] Through April 30, 2018 (unaudited)

Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$24.95
Investment operations:
Net investment income[2]	0.24
Net realized and unrealized gain	0.30 [3]
Total from investment operations	0.54

Less Distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Net Asset Value, End of period	$25.40
Net Asset Value Total Return[4]	2.18%
Net assets, end of period (000’s omitted)	$26,675

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.65%[5]
Expenses, prior to expense waivers	0.68%[5]
Net investment income	1.98%[5]
Portfolio turnover rate[6]	73%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.73	$18.05	$27.37	$25.00
Investment operations:
Net investment loss[2]	(0.08)	(0.12)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	3.62	9.80	(9.03)	2.61 [3]
Total from investment operations	3.54	9.68	(9.17)	2.37

Less Distributions from:
Net investment income	(0.30)	—	—	—
Net realized gains	—	—	(0.15)	—
Total distributions	(0.30)	—	(0.15)	—
Net Asset Value, End of period	$30.97	$27.73	$18.05	$27.37
Net Asset Value Total Return[4]	12.92%	53.66%	(33.73)%	9.46%
Net assets, end of period (000’s omitted)	$71,240	$30,501	$18,045	$23,261

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%[5,6]	0.83%	0.85%[6]	0.85%[5,7]
Net investment loss	(0.49)%[5]	(0.53)%	(0.67)%	(0.85)%[5]
Portfolio turnover rate[8]	20%[9]	45%	54%	76%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of less than 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$39.34	$28.91	$30.50	$25.00
Investment operations:
Net investment income (loss)[2]	(0.09)	0.07	(0.12)	(0.17)
Net realized and unrealized gain (loss)	1.09	10.36	(1.07)	5.67 [3]
Total from investment operations	1.00	10.43	(1.19)	5.50

Less Distributions from:
Net investment income	(0.07)	—	—	—
Net realized gains	—	—	(0.40)	—
Total distributions	(0.07)	—	(0.40)	—
Net Asset Value, End of period	$40.27	$39.34	$28.91	$30.50
Net Asset Value Total Return[4]	2.53%	36.08%	(3.97)%	21.99%
Net assets, end of period (000’s omitted)	$32,213	$37,377	$23,130	$22,874

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79%[5,6]	0.84%	0.85%[6]	0.86%[5,7]
Net investment income (loss)	(0.43)%[5]	0.19%	(0.43)%	(0.58)%[5]
Portfolio turnover rate[8]	18%[9]	34%	35%	45%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
7	The ratio of expenses to average net assets include interest expense fees of 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period August 10, 2015[1] Through October 31, 2015

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.84	$25.96	$25.09	$25.00
Investment operations:
Net investment income[2]	0.56	1.09	0.95	0.05
Net realized and unrealized gain (loss)	(0.87)	0.22	0.85	0.07
Total from investment operations	(0.31)	1.31	1.80	0.12

Less Distributions from:
Net investment income	(0.57)	(1.10)	(0.93)	(0.03)
Net realized gains	(0.45)	(0.33)	—	—
Total distributions	(1.02)	(1.43)	(0.93)	(0.03)
Net Asset Value, End of period	$24.51	$25.84	$25.96	$25.09
Net Asset Value Total Return[3]	(1.25)%	5.26%	7.37%	0.47%
Net assets, end of period (000’s omitted)	$134,825	$169,284	$167,474	$153,035

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.80%[4]	0.80%	0.80%[5]	0.80%[4]
Expenses, prior to expense waivers	0.82%[4]	0.84%	0.91%[5]	0.99%[4]
Net investment income	4.44%[4]	4.26%	3.75%	0.88%[4]
Portfolio turnover rate[6]	38%[7]	113%	100%	20%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Period October 10, 2017[1] Through October 31, 2017

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.10	$25.00
Investment operations:
Net investment income[2]	0.22	0.01
Net realized and unrealized gain	1.27	0.09
Total from investment operations	1.49	0.10

Less Distributions from:		—
Net investment income	(0.10)	—
Total distributions	(0.10)	—
Net Asset Value, End of period	$26.49	$25.10
Net Asset Value Total Return[3]	5.97%	0.38%
Net assets, end of period (000’s omitted)	$5,299	$5,019

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%[4,5]	0.49%[4]
Net investment income	1.68%[4]	0.76%[4]
Portfolio turnover rate[6]	35%[7]	23%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2018 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Virtus Cumberland Municipal Bond ETF, Virtus Glovista Emerging Markets ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, and Virtus WMC Global Factor Opportunities ETF (each, a “Fund”, and collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. iSectors® Post-MPT Growth ETF is a “fund of funds”, in that the Fund will generally invest in other registered investment companies. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
InfraCap REIT Preferred ETF	February 7, 2017
iSectors® Post-MPT Growth ETF	August 16, 2016
Virtus Cumberland Municipal Bond ETF	January 17, 2017
Virtus Glovista Emerging Markets ETF	November 7, 2017
Virtus LifeSci Biotech Clinical Trials ETF	December 16, 2014
Virtus LifeSci Biotech Products ETF	December 16, 2014
Virtus Newfleet Multi-Sector Bond ETF	August 10, 2015
Virtus WMC Global Factor Opportunities ETF	October 10, 2017

InfraCap REIT Preferred ETF, Virtus Cumberland Municipal Bond ETF, Virtus LifeSci Biotech Clinical Trials ETF and Virtus LifeSci Biotech Products ETF are “non-diversified” Funds, as defined under the 1940 Act.

InfraCap REIT Preferred ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.

The iSectors® Post-MPT Growth ETF seeks growth of capital, with a secondary emphasis on capital preservation, independent of individual market conditions.

The Virtus Cumberland Municipal Bond ETF seeks to provide a competitive level of current income exempt from federal income tax, while preserving capital.

The Virtus Glovista Emerging Markets ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Solactive Most Favored Emerging Market Index.

The Virtus LifeSci Biotech Clinical Trials ETF and Virtus LifeSci Biotech Products ETF seek investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

The Virtus Newfleet Multi-Sector Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

The Virtus WMC Global Factor Opportunities ETF seeks capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Organization and Offering Costs

During the period, Virtus ETF Advisers LLC, the Funds’ investment adviser (the “Adviser”), has assumed organization costs for the Trust relating to the organization of the Virtus Cumberland Municipal Bond ETF. Offering costs, consisting primarily of legal fees related to preparing the initial registration statement, were deferred and amortized over a 12 month period beginning with the commencement of operations of the Fund.

Security Valuation

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2018, is disclosed at the end of each Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2018, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount
Virtus LifeSci Biotech Clinical Trials ETF	$17,446,858	$9,997,827	$7,449,031	$—
Virtus LifeSci Biotech Products ETF	9,373,550	6,951,308	2,422,242	$—

a	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Funds not listed in table above did not have any securities on loan at April 30, 2018.

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2018

		Between
	Overnight and Continuous	<30 Days	30 & 90 Days	>90 Days	Total
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$9,997,827	$—	$—	$—	$9,997,827
Gross amount of recognized liabilities for securities lending transactions:					$9,997,827
Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$6,951,308	$—	$—	$—	$6,951,308
Gross amount of recognized liabilities for securities lending transactions:					$6,951,308

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser pays all of the ordinary operating expenses of the Virtus Glovista Emerging Markets ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF and Virtus WMC Global Factor Opportunities ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
iSectors® Post-MPT Growth ETF	0.125%, subject to a minimum annual fee of $25,000 per year.
Virtus Cumberland Municipal Bond ETF	0.245%
Virtus Glovista Emerging Markets ETF	0.68%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.70%
Virtus WMC Global Factor Opportunities ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Fee Waiver Agreement

The Adviser has contractually agreed to waive a portion of the Virtus Glovista Emerging Markets ETF’s management fee equal to 0.03% of the Fund’s average daily net assets, which will have the effect of reducing acquired fund fees and expenses (the “Fee Waiver Agreement”). Unless the Adviser continues the Fee Waiver Agreement, it will terminate on February 28, 2019.

Expense Limitation Agreement

The Adviser and, with respect to iSectors® Post-MPT Growth ETF, the Sub-Adviser, has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding a specified amount. The expense cap in effect for the Funds during the period ended April 30, 2018 are as follows:

Funds	Expense Limit	Expense Limit Effective Through
iSectors® Post-MPT Growth ETF	0.75%	February 28, 2019
Virtus Cumberland Municipal Bond ETF	0.59%	February 28, 2019
Virtus Newfleet Multi-Sector Bond ETF	0.80%	February 28, 2019

Funds not listed in the table above do not have an expense limitation agreement.

The expense limitation agreement with respect to a Fund will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund, or, with respect to iSectors® Post-MPT Growth ETF, the Sub-Advisory Agreement between the Sub-Adviser and the Fund. Under certain conditions, the Adviser may recapture operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitation, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Funds	2018	2019	2020
Virtus Cumberland Municipal Bond ETF	—	—	88,591
Virtus Newfleet Multi-Sector Bond ETF	57,777	183,990	83,625

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the sub-advisory fee is based on a Fund’s average daily net assets as specified below. The Adviser has delegated to the InfraCap REIT Preferred ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Fund. The iSectors® Post-MPT Growth ETF’s sub-adviser pays all routine expenses of the Fund, except for the management fees paid to the Adviser and sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
iSectors® Post-MPT Growth ETF	iSectors, LLC	0.825%
Virtus Cumberland Municipal Bond ETF	Cumberland Advisors Inc.	0.245%
Virtus Glovista Emerging Markets ETF	Glovista Investments LLC	60% of the Net Advisory Fee*+
Virtus Newfleet Multi-Sector Bond ETF	Newfleet Asset Management, LLC[1]	50% of the Net Advisory Fee*++
Virtus WMC Global Factor Opportunities ETF	Wellington Management Company LLP	0.21%*

1	An indirect wholly-owned subsidiary of Virtus.
*	InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus Newfleet Multi-Sector Bond ETF, and Virtus WMC Global Factor Opportunities ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.
+	Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.
++	Net Advisory Fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF and Virtus WMC Global Factor Opportunities ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2018, the Sub-Adviser held 143,182 shares of InfraCap REIT Preferred ETF, which represent 15.9% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015, 2016 and 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2018, the Funds had no accrued penalties or interest.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$22,557,273	$25,229	$(1,015,213)	$ (989,984)
iSectors® Post-MPT Growth ETF	12,849,878	594,165	(241,090)	353,075
Virtus Cumberland Municipal Bond ETF	13,544,878	64,304	(116,290)	(51,986)
Virtus Glovista Emerging Markets ETF	25,821,977	903,825	(913,336)	(9,511)
Virtus LifeSci Biotech Clinical Trials ETF	81,409,407	9,376,985	(9,527,277)	(150,292)
Virtus LifeSci Biotech Products ETF	38,766,665	5,358,017	(4,945,597)	412,420
Virtus Newfleet Multi-Sector Bond ETF	136,363,519	1,420,810	(3,725,341)	(2,304,531)
Virtus WMC Global Factor Opportunities ETF	5,112,181	360,276	(181,951)	178,325

At October 31, 2017, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
iSectors® Post-MPT Growth ETF	$26,362	$—	$26,362
Virtus LifeSci Biotech Clinical Trials ETF	7,317,392	6,166,663	13,484,055
Virtus LifeSci Biotech Products ETF	2,541,776	983,154	3,524,930
Virtus WMC Global Factor Opportunities ETF	1,742	—	1,742

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2018 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$8,174,738	$8,663,224	$2,573,276	$—
iSectors® Post-MPT Growth ETF	9,534,848	9,552,369	—	—
Virtus Cumberland Municipal Bond ETF	1,561,729	3,881,510	—	—
Virtus Glovista Emerging Markets ETF	23,997,015	14,573,337	16,836,052	—
Virtus LifeSci Biotech Clinical Trials ETF	9,491,280	9,649,120	48,651,335	9,165,885
Virtus LifeSci Biotech Products ETF	6,732,021	6,712,832	5,996,653	12,560,327
Virtus Newfleet Multi-Sector Bond ETF	57,704,922	86,601,819	733,598	743,682
Virtus WMC Global Factor Opportunities ETF	1,850,590	1,823,742	—	—

7. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

9. CASH CONCENTRATION RISK

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

10. ASSET CONCENTRATION RISK

Certain Funds may invest a high percentage of their assets in specific investments, including other funds. Fluctuations in these investments may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such investments.

At April 30, 2018, the following Fund held a security with a significant concentration in the portfolio as detailed below:

	Security	Percentage of Net Assets
iSectors® Post-MPT Growth ETF	iShares 20+ Year Treasury Bond ETF	29.6%

The iShares 20+ Year Treasury Bond ETF is registered under the 1940 Act as open-ended management investment companies. The financial statements of iShares 20+ Year Treasury Bond ETF can be found at the iShares website or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the iSectors® Post-MPT Growth ETF’s financial statements.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

11. 10% SHAREHOLDERS

As of April 30, 2018, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	49%	2
iSectors® Post-MPT Growth ETF	62%	2
Virtus Cumberland Municipal Bond ETF	77%	1
Virtus Glovista Emerging Markets ETF	81%	4
Virtus LifeSci Biotech Clinical Trials ETF	63%	2
Virtus LifeSci Biotech Products ETF	68%	5
Virtus Newfleet Multi-Sector Bond ETF	88%	1
Virtus WMC Global Factor Opportunities ETF	98%	2

12. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value

Common Stocks — 123.6%(1)

Energy — 123.6%
Andeavor(2)	147,238	$20,365,960
Andeavor Logistics LP(2)	1,566,361	66,476,361
Antero Midstream Partners LP	437,073	11,717,927
Boardwalk Pipeline Partners LP	519,222	5,903,554
BP Midstream Partners LP	285,493	5,415,802
Buckeye Partners LP(2)	933,636	38,792,576
Crestwood Equity Partners LP(2)	185,213	5,065,576
DCP Midstream LP(2)	66,236	2,434,835
Dominion Energy Midstream Partners LP	222,300	3,223,350
Enbridge Energy Partners LP	3,129,675	33,111,961
Enbridge, Inc. (Canada)(2)	50,858	1,539,472
Energy Transfer Equity LP(2)	702,862	11,105,220
Energy Transfer Partners LP(2)	4,794,416	86,395,376
EnLink Midstream LLC	298,778	4,436,853
EnLink Midstream Partners LP	2,440,128	35,625,869
Enterprise Products Partners LP(2)	813,926	21,845,774
EQT GP Holdings LP(2)	179,116	4,477,900
EQT Midstream Partners LP(2)	429,664	24,172,897
Genesis Energy LP	810,681	16,983,767
Kinder Morgan, Inc.(2)	756,446	11,966,976
Magellan Midstream Partners LP(2)	654,473	43,083,958
Marathon Petroleum Corp.	172	12,884
MPLX LP(2)	2,394,790	84,607,931
NGL Energy Partners LP	904,205	11,438,193
Noble Midstream Partners LP	91,330	4,109,850
NuStar Energy LP	34,203	723,735
ONEOK, Inc.(2)	246,388	14,837,485
Phillips 66 Partners LP(2)	445,039	22,065,034
Plains All American Pipeline LP(2)	640,426	15,056,415
Rice Midstream Partners LP	538,414	9,896,049
Shell Midstream Partners LP(2)	53,725	1,159,923
Spectra Energy Partners LP(2)	7,913	282,098
Tallgrass Energy Partners LP	373,517	15,392,636
Targa Resources Corp.	12,226	574,255
TC PipeLines LP	155,797	5,466,917
Western Gas Equity Partners LP	204,976	6,946,637
Western Gas Partners LP(2)	470,314	22,603,291
Williams Cos., Inc. (The)(2)	272,129	7,001,879
Williams Partners LP(2)	1,464,315	53,301,066
Total Common Stocks
(Cost $797,596,675)		729,618,242
Exchange Traded Note — 0.4%(1)

Equity Fund — 0.4%
JPMorgan Alerian MLP Index ETN(2)	84,148	2,184,482
Total Exchange Traded Note
(Cost $2,208,787)		2,184,482

	Notional Amount	Number of contracts	Value
Purchased Options — 0.1%

Purchased Call Options — 0.1%
iShares 20+ Year Treasury Bond ETF, Expires 06/15/18,Strike Price $130.00	10,000	100	400
iShares 20+ Year Treasury Bond ETF, Expires 06/15/18, Strike Price $135.00	81,900	819	2,867
iShares 20+ Year Treasury Bond ETF, Expires 06/15/18, Strike Price $136.00	460,000	4,600	0

Security Description	Notional Amount	Number of contracts	Value

Purchased Options (continued)
Purchased Call Options (continued)
iShares 20+ Year Treasury Bond ETF, Expires 09/21/18, Strike Price $140.00	60,000	600	$600
JPMorgan Alerian MLP Index ETN, Expires 05/18/18, Strike Price $30.00	10,000	100	100
JPMorgan Alerian MLP Index ETN, Expires 06/15/18, Strike Price $30.00	40,200	402	2,010
JPMorgan Alerian MLP Index ETN, Expires 06/15/18, Strike Price $31.00	410,000	4,100	8,200
SPDR S&P 500 ETF Trust, Expires 06/15/18, Strike Price $305.00	70,000	700	1,750
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $310.00	130,000	1,300	3,250
SPDR S&P 500 ETF Trust, Expires 08/17/18, Strike Price $310.00	100,000	1,000	4,500
United States Natural Gas Fund LP, Expires 07/20/18, Strike Price $29.00	10,000	100	1,000
United States Natural Gas Fund LP, Expires 07/20/18, Strike Price $30.00	680,000	6,800	40,800
United States Oil Fund LP, Expires 05/18/18, Strike Price $16.00	157,000	1,570	3,140
United States Oil Fund LP, Expires 05/25/18, Strike Price $14.00	400,000	4,000	124,000
United States Oil Fund LP, Expires 06/15/18, Strike Price $17.00	430,000	4,300	12,900
United States Oil Fund LP, Expires 07/20/18, Strike Price $17.00	55,700	557	3,342
United States Oil Fund LP, Expires 07/20/18, Strike Price $18.00	89,600	896	3,136
Total Purchased Call Options
(Cost $356,864)			211,995
Exchange Traded Fund — 0.0%(1) (3)

Equity Fund — 0.0%(3)
SPDR S&P 500 ETF Trust		176	46,554
Total Exchange Traded Fund
(Cost $46,637)			46,554
MONEY MARKET FUND — 0.0%(3)
Dreyfus AMT-Free Tax Exempt Cash Management-Institutional Shares, 1.45%(4) (Cost $285,639)		285,639	285,639
TOTAL INVESTMENTS — 124.1%
(Cost $800,494,602)			$732,346,912

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

Security Description	Shares	Value

Securities Sold Short — (6.5)%

Exchange Traded Funds — (6.5)%

Commodity Funds — (5.5)%
United States Natural Gas Fund LP*	(528,223)	$(11,916,711)
United States Oil Fund LP*	(1,512,240)	(20,868,912)
		(32,785,623)
Debt Fund — (1.0)%
iShares 20+ Year Treasury Bond ETF	(47,872)	(5,701,555)
Total Exchange Traded Funds
(Proceeds $(37,385,840))		(38,487,178)
Total Securities Sold Short — (6.5)%
(Proceeds $(37,385,840))		(38,487,178)
Liabilities in Excess of Other Assets — (17.6)%		(103,593,796)
Net Assets — 100.0%		$590,265,938

	Notional Amount	Number of contracts	Value
Written Options — (1.8)%

Calls
Andeavor, Expires 05/04/18, Strike Price $120.00	(60,000)	(600)	$(1,117,800)
Andeavor, Expires 05/04/18, Strike Price $125.00	(30,000)	(300)	(410,400)
Andeavor, Expires 05/04/18, Strike Price $126.00	(10,000)	(100)	(140,000)
Andeavor, Expires 05/11/18, Strike Price $125.00	(20,000)	(200)	(225,000)
Andeavor Logistics LP, Expires 05/18/18, Strike Price $47.50	(100,000)	(1,000)	(11,000)
Andeavor Logistics LP, Expires 06/15/18, Strike Price $50.00	(10,000)	(100)	(2,000)
Buckeye Partners LP, Expires 05/18/18, Strike Price $40.00	(380,000)	(3,800)	(699,200)
Buckeye Partners LP, Expires 05/18/18, Strike Price $45.00	(187,300)	(1,873)	(37,460)
Buckeye Partners LP, Expires 05/18/18, Strike Price $50.00	(60,500)	(605)	(3,025)
Buckeye Partners LP, Expires 06/15/18, Strike Price $45.00	(110,000)	(1,100)	(33,000)
Buckeye Partners LP, Expires 08/17/18, Strike Price $40.00	(30,000)	(300)	(106,500)
Buckeye Partners LP, Expires 08/17/18, Strike Price $45.00	(171,000)	(1,710)	(205,200)
Buckeye Partners LP, Expires 08/17/18, Strike Price $50.00	(72,600)	(726)	(23,595)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Calls (continued)
Crestwood Equity Partners LP, Expires 07/20/18, Strike Price $30.00	(70,000)	(700)	$(17,500)
Crestwood Equity Partners LP, Expires 10/19/18, Strike Price $30.00	(190,000)	(1,900)	(118,750)
DCP Midstream LP, Expires 07/20/18, Strike Price $40.00	(20,000)	(200)	(12,800)
Enbridge, Inc., Expires 05/18/18, Strike Price $32.50	(30,000)	(300)	(3,000)
Enbridge, Inc., Expires 07/20/18, Strike Price $32.50	(30,000)	(300)	(15,000)
Energy Transfer Equity LP, Expires 05/04/18, Strike Price $16.00	(60,000)	(600)	(4,800)
Energy Transfer Equity LP, Expires 05/11/18, Strike Price $16.00	(60,200)	(602)	(12,642)
Energy Transfer Equity LP, Expires 05/18/18, Strike Price $16.00	(140,000)	(1,400)	(39,200)
Energy Transfer Equity LP, Expires 05/18/18, Strike Price $16.50	(220,000)	(2,200)	(28,600)
Energy Transfer Equity LP, Expires 05/25/18, Strike Price $16.00	(80,000)	(800)	(25,600)
Energy Transfer Equity LP, Expires 06/15/18, Strike Price $17.00	(165,000)	(1,650)	(33,000)
Energy Transfer Equity LP, Expires 06/15/18, Strike Price $18.00	(10,000)	(100)	(700)
Energy Transfer Partners LP, Expires 05/18/18, Strike Price $17.00	(275,500)	(2,755)	(289,275)
Energy Transfer Partners LP, Expires 05/18/18, Strike Price $18.00	(502,700)	(5,027)	(170,918)
Energy Transfer Partners LP, Expires 05/18/18, Strike Price $19.00	(170,000)	(1,700)	(15,300)
Energy Transfer Partners LP, Expires 05/18/18, Strike Price $21.00	(250,000)	(2,500)	(5,000)
Energy Transfer Partners LP, Expires 06/15/18, Strike Price $18.00	(250,000)	(2,500)	(137,500)
Energy Transfer Partners LP, Expires 06/15/18, Strike Price $19.00	(300,300)	(3,003)	(75,075)
Energy Transfer Partners LP, Expires 06/15/18, Strike Price $20.00	(110,000)	(1,100)	(11,000)
Energy Transfer Partners LP, Expires 06/15/18, Strike Price $22.00	(120,000)	(1,200)	(6,000)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Enterprise Products Partners LP, Expires 05/18/18, Strike Price $26.00	(20,000)	(200)	$(23,000)
Enterprise Products Partners LP, Expires 05/18/18, Strike Price $27.00	(110,000)	(1,100)	(55,000)
Enterprise Products Partners LP, Expires 05/25/18, Strike Price $26.00	(30,000)	(300)	(36,750)
Enterprise Products Partners LP, Expires 06/08/18, Strike Price $28.00	(90,000)	(900)	(36,000)
Enterprise Products Partners LP, Expires 06/15/18, Strike Price $26.00	(380,000)	(3,800)	(532,000)
Enterprise Products Partners LP, Expires 06/15/18, Strike Price $28.00	(60,000)	(600)	(20,400)
Enterprise Products Partners LP, Expires 06/15/18, Strike Price $29.00	(20,000)	(200)	(2,000)
EQT GP Holdings LP, Expires 05/18/18, Strike Price $25.00	(100)	(1)	(50)
EQT GP Holdings LP, Expires 06/15/18, Strike Price $25.00	(40,400)	(404)	(40,400)
EQT Midstream Partners LP, Expires 05/18/18, Strike Price $60.00	(100)	(1)	(5)
EQT Midstream Partners LP, Expires 05/18/18, Strike Price $65.00	(30,000)	(300)	(1,800)
EQT Midstream Partners LP, Expires 06/15/18, Strike Price $60.00	(130,100)	(1,301)	(32,525)
EQT Midstream Partners LP, Expires 06/15/18, Strike Price $65.00	(80,000)	(800)	(25,600)
EQT Midstream Partners LP, Expires 07/20/18, Strike Price $60.00	(61,900)	(619)	(46,425)
EQT Midstream Partners LP, Expires 07/20/18, Strike Price $70.00	(80,400)	(804)	(14,472)
iShares 20+ Year Treasury Bond ETF, Expires 05/04/18, Strike Price $120.50	(30,000)	(300)	(3,300)
iShares 20+ Year Treasury Bond ETF, Expires 05/04/18, Strike Price $122.00	(40,000)	(400)	(800)
iShares 20+ Year Treasury Bond ETF, Expires 05/11/18, Strike Price $121.50	(60,000)	(600)	(5,400)
iShares 20+ Year Treasury Bond ETF, Expires 05/18/18, Strike Price $122.00	(70,000)	(700)	(7,700)
iShares 20+ Year Treasury Bond ETF, Expires 05/25/18, Strike Price $122.00	(60,000)	(600)	(13,800)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
iShares 20+ Year Treasury Bond ETF, Expires 06/01/18, Strike Price $122.00	(60,000)	(600)	$(20,400)
iShares 20+ Year Treasury Bond ETF, Expires 06/15/18, Strike Price $121.00	(60,000)	(600)	(40,800)
iShares 20+ Year Treasury Bond ETF, Expires 06/15/18, Strike Price $124.00	(50,000)	(500)	(10,000)
iShares 20+ Year Treasury Bond ETF, Expires 07/20/18, Strike Price $123.00	(60,000)	(600)	(42,000)
iShares 20+ Year Treasury Bond ETF, Expires 09/21/18, Strike Price $125.00	(60,000)	(600)	(48,000)
JPMorgan Alerian MLP Index ETN, Expires 05/04/18, Strike Price $25.00	(30,000)	(300)	(31,500)
JPMorgan Alerian MLP Index ETN, Expires 05/18/18, Strike Price $26.00	(20,000)	(200)	(11,000)
JPMorgan Alerian MLP Index ETN, Expires 06/15/18, Strike Price $26.00	(40,000)	(400)	(28,000)
JPMorgan Alerian MLP Index ETN, Expires 06/15/18, Strike Price $29.00	(107,000)	(1,070)	(12,840)
Kinder Morgan, Inc., Expires 05/04/18, Strike Price $16.00	(20,000)	(200)	(2,000)
Kinder Morgan, Inc., Expires 05/04/18, Strike Price $17.00	(15,000)	(150)	0
Kinder Morgan, Inc., Expires 05/11/18, Strike Price $17.00	(110,000)	(1,100)	(3,300)
Kinder Morgan, Inc., Expires 05/18/18, Strike Price $17.00	(220,000)	(2,200)	(6,600)
Kinder Morgan, Inc., Expires 05/25/18, Strike Price $16.50	(53,200)	(532)	(7,980)
Kinder Morgan, Inc., Expires 05/25/18, Strike Price $17.00	(122,100)	(1,221)	(7,326)
Kinder Morgan, Inc., Expires 06/01/18, Strike Price $16.50	(210,000)	(2,100)	(37,800)
Kinder Morgan, Inc., Expires 06/01/18, Strike Price $17.00	(110,000)	(1,100)	(7,700)
Kinder Morgan, Inc., Expires 06/15/18, Strike Price $17.00	(90,000)	(900)	(11,700)
Kinder Morgan, Inc., Expires 06/15/18, Strike Price $20.00	(80,000)	(800)	(1,600)
Magellan Midstream Partners LP, Expires 07/20/18, Strike Price $67.50	(100,000)	(1,000)	(145,000)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Magellan Midstream Partners LP, Expires 07/20/18, Strike Price $70.00	(220,600)	(2,206)	$(154,420)
Magellan Midstream Partners LP, Expires 07/20/18, Strike Price $75.00	(200,000)	(2,000)	(40,000)
MPLX LP, Expires 05/18/18, Strike Price $36.00	(10,000)	(100)	(4,000)
MPLX LP, Expires 06/15/18, Strike Price $35.00	(50,000)	(500)	(57,500)
MPLX LP, Expires 06/15/18, Strike Price $36.00	(220,000)	(2,200)	(143,000)
MPLX LP, Expires 06/15/18, Strike Price $37.00	(120,000)	(1,200)	(42,000)
MPLX LP, Expires 09/21/18, Strike Price $37.00	(150,000)	(1,500)	(180,000)
ONEOK, Inc., Expires 05/04/18, Strike Price $59.00	(60,000)	(600)	(105,000)
ONEOK, Inc., Expires 05/11/18, Strike Price $59.00	(70,300)	(703)	(133,570)
ONEOK, Inc., Expires 05/25/18, Strike Price $59.50	(50,000)	(500)	(95,000)
ONEOK, Inc., Expires 05/25/18, Strike Price $61.00	(64,600)	(646)	(71,060)
Phillips 66 Partners LP, Expires 06/15/18, Strike Price $55.00	(111,000)	(1,110)	(16,650)
Phillips 66 Partners LP, Expires 09/21/18, Strike Price $55.00	(60,000)	(600)	(51,000)
Plains All American Pipeline LP, Expires 05/04/18, Strike Price $25.00	(20,000)	(200)	(2,600)
Plains All American Pipeline LP, Expires 05/11/18, Strike Price $25.00	(110,000)	(1,100)	(22,000)
Plains All American Pipeline LP, Expires 05/18/18, Strike Price $25.00	(100,000)	(1,000)	(30,000)
Plains All American Pipeline LP, Expires 05/25/18, Strike Price $25.00	(60,000)	(600)	(21,000)
Plains All American Pipeline LP, Expires 06/01/18, Strike Price $25.00	(100,000)	(1,000)	(42,500)
Plains All American Pipeline LP, Expires 06/08/18, Strike Price $25.00	(160,000)	(1,600)	(76,000)
Plains All American Pipeline LP, Expires 06/15/18, Strike Price $25.00	(120,000)	(1,200)	(66,000)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Shell Midstream Partners LP, Expires 05/18/18, Strike Price $23.00	(10,000)	(100)	$(1,500)
SPDR S&P 500 ETF Trust, Expires 06/15/18, Strike Price $288.00	(20,000)	(200)	(2,000)
SPDR S&P 500 ETF Trust, Expires 06/15/18, Strike Price $289.00	(20,000)	(200)	(1,800)
SPDR S&P 500 ETF Trust, Expires 06/15/18, Strike Price $290.00	(30,000)	(300)	(2,100)
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $280.00	(30,000)	(300)	(30,600)
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $288.00	(20,000)	(200)	(5,400)
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $292.00	(30,000)	(300)	(5,100)
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $293.00	(30,000)	(300)	(3,600)
SPDR S&P 500 ETF Trust, Expires 07/20/18, Strike Price $294.00	(20,000)	(200)	(2,600)
SPDR S&P 500 ETF Trust, Expires 08/17/18, Strike Price $281.00	(30,000)	(300)	(67,500)
SPDR S&P 500 ETF Trust, Expires 08/17/18, Strike Price $282.00	(40,000)	(400)	(62,800)
SPDR S&P 500 ETF Trust, Expires 08/17/18, Strike Price $283.00	(30,000)	(300)	(40,500)
Spectra Energy Partners LP, Expires 06/15/18, Strike Price $45.00	(10,000)	(100)	(400)
United States Natural Gas Fund LP, Expires 05/04/18, Strike Price $22.50	(120,000)	(1,200)	(28,800)
United States Natural Gas Fund LP, Expires 05/04/18, Strike Price $23.00	(110,000)	(1,100)	(7,700)
United States Natural Gas Fund LP, Expires 05/11/18, Strike Price $22.50	(60,000)	(600)	(19,200)
United States Natural Gas Fund LP, Expires 05/11/18, Strike Price $23.00	(85,000)	(850)	(11,900)
United States Natural Gas Fund LP, Expires 05/18/18, Strike Price $23.00	(60,000)	(600)	(14,400)
United States Natural Gas Fund LP, Expires 05/25/18, Strike Price $23.00	(80,000)	(800)	(21,600)
United States Natural Gas Fund LP, Expires 07/20/18, Strike Price $23.00	(160,000)	(1,600)	(110,400)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP, Expires 07/20/18, Strike Price $24.00	(80,000)	(800)	$(25,600)
United States Oil Fund LP, Expires 05/18/18, Strike Price $13.00	(510,000)	(5,100)	(438,600)
United States Oil Fund LP, Expires 05/18/18, Strike Price $13.50	(38,800)	(388)	(19,788)
United States Oil Fund LP, Expires 05/18/18, Strike Price $14.00	(200,000)	(2,000)	(52,000)
United States Oil Fund LP, Expires 06/15/18, Strike Price $13.00	(430,000)	(4,300)	(455,800)
United States Oil Fund LP, Expires 06/15/18, Strike Price $13.50	(100,000)	(1,000)	(66,000)
United States Oil Fund LP, Expires 06/15/18, Strike Price $14.00	(290,000)	(2,900)	(121,800)
United States Oil Fund LP, Expires 07/20/18, Strike Price $14.00	(460,000)	(4,600)	(257,600)
Western Gas Partners LP, Expires 05/18/18, Strike Price $49.00	(30,000)	(300)	(9,000)
Williams Cos., Inc. (The), Expires 05/18/18, Strike Price $30.00	(200,000)	(2,000)	(3,000)
Williams Cos., Inc. (The), Expires 05/18/18, Strike Price $32.00	(47,000)	(470)	0
Williams Partners LP, Expires 05/18/18, Strike Price $35.00	(10,000)	(100)	(14,000)
Williams Partners LP, Expires 06/15/18, Strike Price $37.50	(310,000)	(3,100)	(186,000)
Williams Partners LP, Expires 06/15/18, Strike Price $40.00	(352,600)	(3,526)	(52,890)
Williams Partners LP, Expires 06/15/18, Strike Price $42.50	(10,000)	(100)	(600)
Williams Partners LP, Expires 09/21/18, Strike Price $40.00	(70,000)	(700)	(38,500)
Williams Partners LP, Expires 09/21/18, Strike Price $42.50	(20,000)	(200)	(4,500)

Written Put Option
Andeavor, Expires 05/04/18, Strike Price $110.00	(100,000)	(1,000)	0
Andeavor, Expires 05/04/18, Strike Price $121.00	(90,800)	(908)	(6,356)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Put Option (continued)
Andeavor, Expires 05/11/18, Strike Price $110.00	(65,500)	(655)	$(2,620)
Andeavor, Expires 05/18/18, Strike Price $115.00	(74,000)	(740)	(3,700)
Enterprise Products Partners LP, Expires 05/04/18, Strike Price $26.00	(100,000)	(1,000)	(6,000)
Enterprise Products Partners LP, Expires 05/11/18, Strike Price $26.00	(120,000)	(1,200)	(18,000)
Enterprise Products Partners LP, Expires 05/18/18, Strike Price $26.00	(110,000)	(1,100)	(22,000)
Enterprise Products Partners LP, Expires 06/01/18, Strike Price $26.00	(170,000)	(1,700)	(56,100)
iShares 20+ Year Treasury Bond ETF, Expires 05/04/18, Strike Price $118.00	(20,000)	(200)	(4,800)
iShares 20+ Year Treasury Bond ETF, Expires 05/04/18, Strike Price $120.00	(20,000)	(200)	(21,200)
iShares 20+ Year Treasury Bond ETF, Expires 05/11/18, Strike Price $120.00	(20,000)	(200)	(28,000)
iShares 20+ Year Treasury Bond ETF, Expires 05/18/18, Strike Price $118.00	(20,000)	(200)	(11,400)
JPMorgan Alerian MLP Index ETN, Expires 05/04/18, Strike Price $24.00	(40,000)	(400)	0
JPMorgan Alerian MLP Index ETN, Expires 05/11/18, Strike Price $25.00	(50,000)	(500)	(7,500)
Kinder Morgan, Inc., Expires 05/04/18, Strike Price $16.00	(60,000)	(600)	(13,800)
Marathon Petroleum Corp., Expires 05/11/18, Strike Price $72.00	(12,400)	(124)	(7,812)
Marathon Petroleum Corp., Expires 05/11/18, Strike Price $72.50	(40,000)	(400)	(19,600)
Marathon Petroleum Corp., Expires 05/18/18, Strike Price $72.50	(70,000)	(700)	(91,000)
Marathon Petroleum Corp., Expires 05/25/18, Strike Price $72.50	(70,000)	(700)	(81,900)
Marathon Petroleum Corp., Expires 06/15/18, Strike Price $72.50	(20,000)	(200)	(33,200)
ONEOK, Inc., Expires 05/04/18, Strike Price $55.00	(50,000)	(500)	0

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

Written Options (continued)

Written Put Option (continued)
ONEOK, Inc., Expires 05/11/18, Strike Price $56.00	(100,000)	(1,000)	$(15,000)
ONEOK, Inc., Expires 05/25/18, Strike Price $56.00	(110,000)	(1,100)	(30,250)
ONEOK, Inc., Expires 06/01/18, Strike Price $56.00	(60,000)	(600)	(21,000)
Plains All American Pipeline LP, Expires 05/04/18, Strike Price $23.00	(240,000)	(2,400)	(48,000)
Plains All American Pipeline LP, Expires 05/04/18, Strike Price $24.00	(110,000)	(1,100)	(68,750)
Plains All American Pipeline LP, Expires 05/11/18, Strike Price $23.00	(110,000)	(1,100)	(55,000)
Plains All American Pipeline LP, Expires 05/18/18, Strike Price $24.00	(210,000)	(2,100)	(231,000)
United States Natural Gas Fund LP, Expires 05/04/18, Strike Price $22.00	(80,000)	(800)	(4,800)
United States Natural Gas Fund LP, Expires 05/11/18, Strike Price $22.00	(70,000)	(700)	(11,200)
United States Natural Gas Fund LP, Expires 05/18/18, Strike Price $22.00	(148,300)	(1,483)	(31,143)
United States Natural Gas Fund LP, Expires 05/25/18, Strike Price $22.00	(170,000)	(1,700)	(45,900)
United States Natural Gas Fund LP, Expires 06/01/18, Strike Price $22.00	(50,000)	(500)	(17,500)
United States Oil Fund LP, Expires 05/04/18, Strike Price $13.00	(520,000)	(5,200)	(5,200)
United States Oil Fund LP, Expires 05/11/18, Strike Price $13.50	(300,000)	(3,000)	(39,000)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Put Option (continued)
United States Oil Fund LP, Expires 05/18/18, Strike Price $12.50	(310,100)	(3,101)	$(6,202)
United States Oil Fund LP, Expires 05/18/18, Strike Price $13.00	(364,600)	(3,646)	(29,168)
United States Oil Fund LP, Expires 05/18/18, Strike Price $13.50	(300,000)	(3,000)	(60,000)
United States Oil Fund LP, Expires 05/25/18, Strike Price $12.50	(240,000)	(2,400)	(7,200)
United States Oil Fund LP, Expires 05/25/18, Strike Price $13.50	(300,000)	(3,000)	(57,000)
United States Oil Fund LP, Expires 06/01/18, Strike Price $13.50	(220,000)	(2,200)	(48,400)
United States Oil Fund LP, Expires 06/15/18, Strike Price $12.50	(400,700)	(4,007)	(40,070)
United States Oil Fund LP, Expires 06/15/18, Strike Price $13.00	(344,900)	(3,449)	(65,531)
United States Oil Fund LP, Expires 06/15/18, Strike Price $13.50	(200,000)	(2,000)	(70,000)
TOTAL WRITTEN OPTIONS — (1.8)%
(Premiums Received $7,681,990)			$(10,389,993)

Abbreviations:

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at April 30, 2018 was $593,454,344.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.
(4)	The rate shown reflects the seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2018 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$729,618,242	$—	$—	$729,618,242
Exchange Traded Note	2,184,482	—	—	2,184,482
Money Market Fund	285,639	—	—	285,639
Purchased Options	143,782	68,213	—	211,995
Exchange Traded Fund	46,554	—	—	46,554
Total	$732,278,699	$68,213	$—	$732,346,912

Liability Valuation Inputs
Exchange Traded Funds	$38,487,178	$—	$—	$38,487,178
Written Options	9,189,804	1,200,189	—	10,389,993
Total	$47,676,982	$1,200,189	$—	$48,877,171

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2018 (unaudited)

Assets:	InfraCap MLP ETF
Investments, at cost	$800,494,602
Investments, at value	732,346,912
Cash	45,538
Cash collateral for securities sold short	12,575,807
Receivables:
Investment securities sold	20,114,324
Capital shares sold	1,821,811
Dividends and interest receivable	350,999
Reclaim	6,868
Prepaid taxes	7,089,938
Total Assets	774,352,197

Liabilities:
Borrowings	111,042,398
Payables:
Investment securities purchased	23,719,963
Sub-Advisory fees	446,727
Written options, at value(a)	10,389,993
Security sold short, at value(b)	38,487,178
Total Liabilities	184,086,259
Net Assets	$590,265,938

Net Assets Consist of:
Paid-in capital	$669,575,654
Distributions in excess of net investment income, net of income taxes	(33,968,646)
Undistributed (Accumulated) net realized gain (loss) on investments, written options, securities sold short, net of income taxes	26,615,265
Net unrealized appreciation (depreciation) on investments, written options, securities sold short, net of income taxes	(71,956,335)
Net Assets	$590,265,938
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	81,000,004
Net asset value per share	$7.29
(a) Premiums received	$7,681,990
(b) Proceeds received from securities sold short	$37,385,840

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended April 30, 2018 (unaudited)

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$26,791,131
Dividend income (net of foreign withholding taxes)	1,289,201
Less: Return of capital distributions	(26,916,051)
Total Investment Income	1,164,281

Expenses:
Dividend and interest expenses on securities sold short	3,626,230
Sub-Advisory fees	2,726,430
Total Expenses	6,352,660
Net Investment Income (Loss)	(5,188,379)

Net Realized Gain (Loss) on:
Investments	(15,363,498)
In-kind redemptions	1,206,233
Written options	25,711,024
Securities sold short	(16,220,653)
Total Net Realized Loss	(4,666,894)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(5,270,085)
Written options	(4,773,464)
Securities sold short	1,685,614
Total Change in Net Unrealized Appreciation (Depreciation)	(8,357,935)
Net Realized and Change in Unrealized Loss	(13,024,829)
Net Decrease in Net Assets Resulting from Operations	$(18,213,208)
Foreign withholding taxes	$6,420

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(5,188,379)	$(5,888,340)
Net realized gain (loss) on investments, written options and securities sold short, net of income taxes	(4,666,894)	31,422,159
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short, net of income taxes	(8,357,935)	(64,713,427)
Net decrease in net assets resulting from operations	(18,213,208)	(39,179,608)

Distributions to Shareholders from:
Net investment income	—	(22,241,012)
Return of capital	(63,574,003)	(56,174,997)
Total distributions	(63,574,003)	(78,416,009)

Shareholder Transactions:
Proceeds from shares sold	185,091,033	507,687,243
Cost of shares redeemed	(17,917,248)	(4,818,432)
Net increase in net assets resulting from shareholder transactions	167,173,785	502,868,811
Increase in net assets	85,386,574	385,273,194

Net Assets:
Beginning of period	504,879,364	119,606,170
End of period	$590,265,938	$504,879,364
Distributions in excess of net investment income	(33,968,646)	(28,780,267)

Changes in Shares Outstanding:
Shares outstanding, beginning of period	60,300,004	11,250,004
Shares sold	22,850,000	49,500,000
Shares redeemed	(2,150,000)	(450,000)
Shares outstanding, end of period	81,000,004	60,300,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2018

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(18,213,208)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(455,109,698)
Proceeds from sales of investment securities	558,613,619
Net proceeds from purchased and written options	30,925,750
Net proceeds from securities sold short	431,019,070
Payments made to cover securities sold short	(466,079,688)
Net realized loss on investments	15,363,498
Net realized loss on securities sold shorts	16,220,653
Net realized gain on written options	(25,711,024)
Net realized gain on in-kind redemptions	(1,206,233)
Net change in unrealized depreciation on investments	5,270,085
Net change in unrealized appreciation on securities sold short	(1,685,614)
Net change in unrealized depreciation on written options	4,773,464
Net increase in short-term investments	(285,639)
Decrease in deferred tax asset, net of valuation allowance	7,334,344
Increase in capital shares receivable	(1,821,811)
Increase in dividends receivable	(163,156)
Decrease in income tax receivable	62,493
Increase in current tax payable	(7,334,344)
Decrease in prepaid expenses	2,173
Increase in prepaid taxes	(7,089,938)
Increase in reclaim receivable	(4,280)
Decrease in cash collateral for securities sold short	38,018,006
Increase in sub-advisory fees payable	(349,820)
Net cash provided by operating activities	122,548,702

Cash Flows from Financing Activities:
Proceeds from borrowings	(31,640,615)
Payments for fund shares sold in excess of in-kind creations	(56,560,949)
Distributions paid	(63,574,003)
Net cash used in financing activities	(151,775,567)
Net decrease in cash	(29,226,865)
Cash, beginning of year	29,272,403
Cash, end of period	$45,538

Supplementary information:
Interest paid on borrowings	$1,880,187

Non-cash financing activities:
In-kind creations — Issued	$227,291,536
In-kind creations — Redeemed	$3,556,801

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 1, 2014[1] Through October 31, 2014
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$8.37	$10.63	$14.28	$24.21	$25.00
Investment operations:
Net investment loss[2]	(0.07)	(0.17)	(0.08)	(0.06)	(0.01)
Net realized and unrealized loss	(0.16)	(0.01)	(1.49)[3]	(7.84)	(0.78)[3]
Total from investment operations	(0.23)	(0.18)	(1.57)	(7.90)	(0.79)

Less Distributions from:
Net investment income	—	(0.59)	—	(0.30)	—
Return of capital	(0.85)	(1.49)	(2.08)	(1.73)	—
Total distributions	(0.85)	(2.08)	(2.08)	(2.03)	—
Net Asset Value, End of period	$7.29	$8.37	$10.63	$14.28	$24.21
Net Asset Value Total Return[4]	(3.43)%	(3.44)%	(8.60)%	(34.34)%	(3.17)%
Net assets, end of period (000’s omitted)	$590,266	$504,879	$119,606	$19,989	$6,052

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit	2.21%[7,12]	1.93%[8]	1.36%[5]	1.11%[6]	2.70%[7]
Expenses, excluding deferred income tax expense/benefit	2.21%[7,12]	1.89%[8]	1.58%[5]	1.16%[6]	0.95%[7]
Net investment loss	(1.81)%	(1.73)%	(0.70)%	(0.36)%	(0.35)%[7]
Portfolio turnover rate[9]	127%	104%	90%	60%	0%[10,11]

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized loss on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	The ratios of expenses to average net assets include interest expense fees of 0.63%.
(6)	The ratios of expenses to average net assets include interest expense fees of 0.21%.
(7)	Annualized.
(8)	The ratios of expenses to average net assets include interest expense fees of 0.94%.
(9)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(10)	Not annualized.
(11)	Amount rounds to less than 1%.
(12)	The ratios of expenses to average net assets include dividend and interest expenses on securities sold short of 1.26%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2018 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the InfraCap MLP ETF, a separate investment portfolio of the Trust, are presented and referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Return of Capital Estimates

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Distributions to Shareholders

Distributions to shareholders are declared and paid on a quarterly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2018, the Sub-Adviser held 461,533 shares of InfraCap MLP ETF, which represent 0.6% of shares outstanding. These shares may be sold at any time.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund and a specified cash payment. Redemptions of Creation Units are effected principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax- deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2018	Current	Deferred	Total
Federal	$(6,932,272)	$8,350,310	$1,418,038
State	(402,072)	(249,253)	(651,325)
Valuation Allowance	—	(766,713)	(766,713)
Total tax expense/(benefit)	$(7,334,344)	$7,334,344	$—

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2018
Deferred tax assets:
Net operating loss carryforward	$7,492,298
Capital Loss Carryforward	908,101
Net Unrealized Loss on Investments	5,446,018
Other	9,933
Valuation Allowance	(13,856,350)
Net Deferred tax assets	$—

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Tax Cuts and Jobs Act (TCJA) eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that may be generated by the Fund in the future are eligible to be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income tax expense at statutory rate	$(3,824,774)	(21.00)%
State income taxes (net of federal benefit)	(448,045)	(2.46)%
Permanent differences, net	(360,209)	(1.98)%
Effect of tax rate change*	8,055,790	44.23%
Provision to Return Adjustment	64,682	0.36%
Impact of Capital Loss Carryback	(2,720,731)	(14.94)%
Valuation Allowance	(766,713)	(4.21)%
Net Income tax expense/(benefit)	$—	0.00%

*	The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA as of December 22, 2017 (date of enactment). For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21% and no longer subject to the alternative minimum tax.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2018, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Fund’s tax years, October 31, 2014, October 31, 2015, October 31, 2016, and October 31, 2017, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$754,302,648	$28,168,269	$(50,336,000)	$(22,167,731)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2018 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$937,507,677	$979,455,857	$227,291,536	$3,556,801

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2018, are:

Liabilities	Equity Risk
Written options, at value	$10,389,993

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$3,775,188
Written options	(4,773,464)

*	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments**	$195,273
Written options	(4,773,464)

**	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2018, the monthly average market value of the purchased options and written options contracts held by the Fund were $535,704 and $(9,895,519), respectively.

8. BORROWINGS

The Fund entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2018, the average daily borrowings under the Agreement and the daily average interest rate were $123,146,565 and 3.06%, respectively.

At April 30, 2018, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$111,042,398	3.56%

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

Notes to Financial Statements (continued)

April 30, 2018 (unaudited)

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

10. 10% SHAREHOLDERS

As of April 30, 2018, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	61%	4

11. NEW ACCOUNTING PRONOUNCEMENT

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents will be included as components of cash and cash equivalents as presented on the statement of cash flows. For the Trust, the effective date of this update is for periods beginning after December 15, 2017. At this time, management is evaluating the implications of this ASU and believes it will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

February 8, 2018 Annual Consideration of Advisory and Sub-Advisory Agreements for:
InfraCap MLP ETF (“AMZA”)
InfraCap REIT Preferred ETF (“PFFR”)
iSectors® Post-MPT Growth ETF (“PMPT”)
Virtus Cumberland Municipal Bond ETF (“CUMB”)
Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)
(each, a “Fund” and collectively, the “Funds”)

On February 8, 2018, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each of the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Funds as exchange-traded funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and coordinating their operation and administration. The Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA and PFFR utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT, CUMB and PMPT are each subject to an expense limitation agreement (in each case, subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund (except for AMZA and PMPT) for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Funds to the expense ratios of other funds considered by the Adviser to have similar

1	The Sub-Advisers include Infrastructure Capital Advisors, LLC; iSectors, LLC; Cumberland Advisors, Inc.; and Newfleet Asset Management, LLC.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA and PFFR are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after each Fund’s assets grow to a level where the Adviser and/or Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser and/or Sub-Adviser under the unified fee. Accordingly, the Board concluded that each Fund’s fee arrangement with the Adviser and Sub-Adviser would provide benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

The Board considered that NFLT, CUMB and PMPT currently experience benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Funds, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Funds. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Funds could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of the Funds.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Sub-Advisers. The Board evaluated the investment management experience of the Sub-Advisers and experience of the Sub-Advisers in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received information from each Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the respective Fund. The Board discussed the investment objective and strategies for each Fund and each Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund.

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA and PFFR utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

that NFLT, CUMB and PMPT are each subject to an expense limitation agreement (in each case, subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; the Sub-Advisers’ payment of startup costs for the Funds; and the overall projected expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA and PFFR are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT, CUMB and PMPT benefit from any additional capped fees, particularly where Sub-Advisers are paying Fund expenses in excess of their sub-advisory fee. The Board considered that the applicable Funds would continue to experience such benefits even after each Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q (or any successor Form). The Funds Form N-Q (or any successor Form) are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q (or any successor Form) on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(6/18)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	7/05/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	7/05/2018

By	(Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	7/05/2018

* Print the name and title of each signing officer under his or her signature.